UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Bridget McNamara-Fenesy, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to:

Cynthia Beyea
Eversheds Sutherland LLP
700 Sixth Street, N.W.
Washington, D.C. 20001-3980

Registrant's telephone number, including area code:	(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2021

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, for the period January 1, 2021 through June 30, 2021 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2021

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by calling your insurance company. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by sending a request in writing to your insurance company or to your financial intermediary. Your election to receive reports in paper will apply to all funds held with the fund complex.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Shares		Value (Note 1)
	COMMON STOCKS—68.0%
	Australia—4.4%
5,596	Adbri, Ltd.†	$14,563
271	Afterpay, Ltd.*	24,016
3,702	AGL Energy, Ltd.	22,766
5,415	ALS, Ltd.	52,955
1,335	Altium, Ltd.	36,733
23,001	Alumina, Ltd.	28,376
24,812	AMP, Ltd.	20,934
1,732	Ampol, Ltd.	36,642
1,231	Ansell, Ltd.	40,168
8,493	APA Group	56,687
1,714	ARB Corp., Ltd.	55,517
16,116	Ardent Leisure Group, Ltd.*,†	11,844
3,236	Aristocrat Leisure, Ltd.	104,572
785	ASX, Ltd.	45,749
5,956	Atlas Arteria, Ltd.	28,453
27,196	Aurizon Holdings, Ltd.	75,872
16,206	AusNet Services	21,269
9,677	Austal, Ltd.	14,877
16,565	Australia & New Zealand Banking Group, Ltd.	349,705
23,353	Australian Pharmaceutical Industries, Ltd.†	19,528
10,095	Bank of Queensland, Ltd.	68,970
5,183	Bapcor, Ltd.	33,039
36,897	Beach Energy, Ltd.	34,312
4,696	Bega Cheese, Ltd.	20,743
5,914	Bendigo & Adelaide Bank, Ltd.	46,525
19,147	BHP Group, Ltd.	697,431
5,632	Bingo Industries, Ltd.	14,487
177	Blackmores, Ltd.	9,753
7,397	BlueScope Steel, Ltd.	121,821
8,931	Boral, Ltd.*	49,229
12,498	Brambles, Ltd.	107,226
849	Breville Group, Ltd.†	19,044
1,779	Brickworks, Ltd.	33,447
2,848	carsales.com, Ltd.	42,205
6,463	Challenger, Ltd.	26,222
2,711	Champion Iron, Ltd.*	12,971
16,096	Cleanaway Waste Management, Ltd.	31,868
444	Cochlear, Ltd.	83,801
748	Codan, Ltd.	10,114
8,123	Coles Group, Ltd.	104,110
10,880	Commonwealth Bank of Australia	814,885
5,942	Computershare, Ltd.	75,310
Shares		Value (Note 1)
	Australia (Continued)
34,520	Cooper Energy, Ltd.†,*	$6,731
1,227	Corporate Travel Management, Ltd.†,*	19,775
5,529	Costa Group Holdings, Ltd.	13,549
496	Credit Corp. Group, Ltd.	11,059
2,419	Crown Resorts, Ltd.*	21,606
2,552	CSL, Ltd.	545,817
9,383	CSR, Ltd.	40,532
857	Domino's Pizza Enterprises, Ltd.	77,453
8,535	Downer EDI, Ltd.	35,781
4,688	Eagers Automotive, Ltd.	58,221
13,551	Eclipx Group, Ltd.*	23,069
2,597	Elders, Ltd.	22,495
9,649	Endeavour Group, Ltd.*,†	45,516
7,109	Estia Health, Ltd.*,†	13,169
1,597	EVENT Hospitality and Entertainment, Ltd.*,†	15,139
13,141	Evolution Mining, Ltd.	44,348
1,312	Flight Centre Travel Group, Ltd.*,†	14,611
12,282	Fortescue Metals Group, Ltd.	214,982
20,944	G8 Education, Ltd.*,†	15,786
9,874	Genworth Mortgage Insurance Australia, Ltd.*	16,291
3,873	GrainCorp, Ltd., Class A	14,988
9,346	GWA Group, Ltd.	19,415
7,543	Harvey Norman Holdings, Ltd.	31,000
15,902	Healius, Ltd.	55,216
10,246	Humm Group, Ltd.*,†	7,607
9,401	IGO, Ltd.	53,794
4,268	Iluka Resources, Ltd.	29,287
21,765	Incitec Pivot, Ltd.	38,848
5,200	Inghams Group, Ltd.†	15,521
10,589	Insurance Australia Group, Ltd.	40,977
1,626	InvoCare, Ltd.†	14,109
15,570	IOOF Holdings, Ltd.†	49,860
2,813	IPH, Ltd.	16,455
3,090	IRESS, Ltd.	29,917
2,351	James Hardie Industries Plc	79,817
2,408	JB Hi-Fi, Ltd.†	91,341
5,029	LendLease Crop., Ltd.	43,221
1,418	Lifestyle Communities, Ltd.†	16,600
10,522	Link Administration Holdings, Ltd.	39,771
7,511	Lynas Rare Earths, Ltd.*	32,164
2,446	Macquarie Group, Ltd.	286,952
1,204	Magellan Financial Group, Ltd.	48,632

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Australia (Continued)
22,423	Mayne Pharma Group, Ltd.*,†	$5,381
1,182	McMillan Shakespeare, Ltd.	11,479
33,345	Medibank Pvt, Ltd.	79,022
13,978	Metcash, Ltd.†	41,826
1,851	Mineral Resources, Ltd.†	74,586
1,365	Monadelphous Group, Ltd.	10,697
21,227	National Australia Bank, Ltd.	417,401
879	Netwealth Group, Ltd.	11,305
10,216	New Hope Corp., Ltd.†	13,254
2,024	Newcrest Mining, Ltd.	38,373
2,652	NEXTDC, Ltd.*	23,588
5,984	Nib Holdings, Ltd.	29,215
33,934	Nine Entertainment Co. Holdings, Ltd.	74,056
13,163	Northern Star Resources, Ltd.	96,544
12,393	NRW Holdings, Ltd.†	13,616
6,389	Nufarm, Ltd.*	21,945
18,036	Oil Search, Ltd.	51,534
11,530	oOh!media, Ltd.*	15,132
1,802	Orica, Ltd.	17,947
13,491	Origin Energy, Ltd.	45,630
7,294	Orora, Ltd.	18,216
6,797	OZ Minerals, Ltd.	114,590
3,852	Pendal Group, Ltd.†	23,284
12,923	Perenti Global, Ltd.†	6,493
1,594	Perpetual, Ltd.	47,877
43,898	Perseus Mining, Ltd.*	48,065
3,992	Platinum Asset Management, Ltd.	14,700
2,030	Premier Investments, Ltd.	43,464
1,044	Pro Medicus, Ltd.†	45,975
4,109	Qantas Airways, Ltd.*	14,360
8,115	QBE Insurance Group, Ltd.	65,666
10,570	Qube Holdings, Ltd.	25,129
17,985	Ramelius Resources, Ltd.	22,862
1,186	Ramsay Health Care, Ltd.	55,990
355	REA Group, Ltd.†	45,001
1,390	Reece, Ltd.	24,612
10,111	Regis Resources, Ltd.†	17,895
6,796	Reliance Worldwide Corp., Ltd.	26,808
26,531	Resolute Mining, Ltd.*,†	10,048
2,618	Rio Tinto, Ltd.	248,641
4,596	Sandfire Resources, Ltd.	23,541
20,936	Santos, Ltd.	111,320
2,007	SEEK, Ltd.	49,881
3,220	Select Harvests, Ltd.†	16,300
Shares		Value (Note 1)
	Australia (Continued)
5,998	Senex Energy, Ltd.†	$15,429
1,184	Seven Group Holdings, Ltd.†	18,070
62,916	Seven West Media, Ltd.*	21,941
4,361	Sims, Ltd.†	54,291
4,234	Sonic Healthcare, Ltd.	121,931
21,815	South32, Ltd.	47,935
3,457	Southern Cross Media Group, Ltd.*	5,419
13,215	Spark Infrastructure Group	22,299
9,141	SpeedCast International, Ltd.*,†,§	—
9,385	St. Barbara, Ltd.	12,000
13,525	Star Entertainment Grp, Ltd. (The)*	37,428
4,593	Steadfast Group, Ltd.	15,156
7,077	Suncorp Group, Ltd.	58,965
4,830	Super Retail Group, Ltd.†	46,763
9,346	Sydney Airport*	40,582
14,863	Tabcorp Holdings, Ltd.	57,739
6,444	Tassal Group, Ltd.†	17,301
4,562	Technology One, Ltd.	31,852
48,961	Telstra Corp., Ltd.	138,061
2,964	TPG Telecom, Ltd.†	13,915
13,498	Transurban Group	144,048
6,808	Treasury Wine Estates, Ltd.	59,634
4,434	United Malt Grp, Ltd.	14,897
3,525	Webjet, Ltd.*,†	12,980
6,301	Wesfarmers, Ltd.	279,273
7,396	Western Areas, Ltd.	13,256
22,518	Westpac Banking Corp.	435,863
19,506	Whitehaven Coal, Ltd.*	28,379
6,285	Woodside Petroleum, Ltd.	104,685
9,649	Woolworths Group, Ltd.†	275,919
4,639	Worley, Ltd.	41,609
647	Xero, Ltd.*	66,523
		10,297,553
	Austria—0.3%
984	ANDRITZ AG†	55,282
1,218	AT&S Austria Technologie & Systemtechnik AG	52,715
133	DO & Co. AG†,*	12,001
1,848	Erste Group Bank AG	67,798
614	EVN AG	14,474
1,377	FACC AG*,†	15,332
1,233	IMMOFINANZ AG*	27,705
332	Lenzing AG*	40,627

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Austria (Continued)
1,311	OMV AG	$74,570
3,082	Raiffeisen Bank International AG	69,801
1,417	S IMMO AG	33,940
127	Schoeller-Bleckmann Oilfield Equipment AG*	5,338
1,874	Telekom Austria AG	15,999
4,149	UNIQA Insurance Group AG	36,110
252	Verbund AG	23,202
884	Vienna Insurance Group AG Wiener Versicherung Gruppe	24,266
1,881	voestalpine AG	76,592
368	Wienerberger AG	14,182
		659,934
	Belgium—0.7%
366	Ackermans & van Haaren NV	61,799
2,424	Ageas SA/NV	134,515
5,568	AGFA-Gevaert NV*	25,848
5,947	Anheuser-Busch InBev SA/NV	428,811
127	Argenx SE*	38,416
851	Barco NV	23,289
1,086	Bekaert SA	48,393
991	bpost SA*	11,857
105	Cie d'Entreprises CFE	10,956
333	D'ieteren Group	40,275
196	Elia Group SA/NV	20,684
609	Etablissements Franz Colruyt NV	34,055
1,410	Euronav NV	13,108
2,756	Euronav SA*,†	25,686
548	EVS Broadcast Equipment SA	11,501
1,400	Fagron	31,259
401	Gimv NV	25,676
1,602	KBC Group NV	122,143
9	Lotus Bakeries NV	50,904
216	Melexis NV	22,424
2,034	Ontex Group NV*,†	25,324
1,080	Orange Belgium SA	24,229
1,637	Proximus SADP	31,620
214	Sipef NV	12,053
1,145	Solvay SA	145,544
449	Telenet Group Holding NV	16,898
688	Tessenderlo Group SA*	29,042
852	UCB SA	89,065
1,277	Umicore SA	77,982
		1,633,356
Shares		Value (Note 1)
	Canada—7.3%
1,800	Absolute Software Corp.	$26,036
6,700	Advantage Energy, Ltd.*,†	27,349
1,679	Aecon Group, Inc.	24,380
607	Ag Growth International, Inc.†	18,862
1,650	Agnico-Eagle Mines, Ltd.	99,749
5,042	Aimia, Inc.*	19,849
1,100	Air Canada*,†	22,628
7,285	Alamos Gold, Inc., Class A	55,654
889	Algonquin Power & Utilities Corp.†	13,246
5,308	Alimentation Couche-Tard, Inc., Class B	195,046
1,600	AltaGas, Ltd.†	33,585
1,185	Altus Group, Ltd.†	54,920
18,656	ARC Resources, Ltd.†	158,778
989	Aritzia, Inc.*	29,584
700	Atco, Ltd., Class I	24,824
84	Aurora Cannabis, Inc.†,*	761
16,677	B2Gold Corp.	69,958
850	Badger Infrastructure Solutions, Ltd.	25,796
5,455	Bank of Montreal	559,142
8,200	Bank of Nova Scotia (The)†	533,304
2,209	Barrick Gold Corp.†	45,691
7,164	Barrick Gold Corp.	148,152
3,183	Bausch Health Cos., Inc.*	93,415
1,208	BCE, Inc.	59,572
9,500	Birchcliff Energy, Ltd.†	39,852
4,601	BlackBerry, Ltd.*	56,232
862	Boralex, Inc., Class A†	26,251
11	Brookfield Asset Management Reinsurance Partners, Ltd. Class A*	581
9	Brookfield Asset Management Reinsurance Partners, Ltd. Class A*,†	479
1,680	Brookfield Asset Management, Inc., Class A†	153,817
785	BRP, Inc.	61,427
4,802	Cameco Corp.	92,042
1,985	Canaccord Genuity Group, Inc.†	21,746
400	Canada Goose Holdings, Inc.*,†	17,483
4,735	Canadian Imperial Bank of Commerce	539,052
4,408	Canadian National Railway Co.	465,087
14,634	Canadian Natural Resources, Ltd.	531,244

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Canada (Continued)
4,315	Canadian Pacific Railway, Ltd.	$331,805
532	Canadian Tire Corp., Ltd., Class A†	84,186
500	Canadian Utilities, Ltd., Class A†	13,875
1,880	Canadian Western Bank	52,778
1,876	Canfor Corp.*	42,920
700	Canopy Growth Corp.*,†	16,926
2,194	Capital Power Corp.	72,478
6,100	Cardinal Energy, Ltd.*	17,174
6,100	Cascades, Inc.	75,094
1,637	CCL Industries, Inc., Class B	90,157
6,166	Celestica, Inc.*	48,349
6,617	Cenovus Energy, Inc.	63,309
5,235	Centerra Gold, Inc.	39,740
9,000	CES Energy Solutions Corp.*,†	14,013
1,621	CGI, Inc.*	146,970
2,739	CI Financial Corp.	50,268
190	Cogeco Communications, Inc.†	18,578
300	Cogeco, Inc.	23,267
825	Colliers International Group, Inc.	92,390
122	Constellation Software, Inc.	184,773
5,812	Corus Entertainment, Inc., Class B	29,820
3,354	Crescent Point Energy Corp.†	15,179
322	Descartes Systems Group, Inc. (The)*	22,270
1,840	Dollarama, Inc.	84,222
1,821	Dorel Industries, Inc., Class B*	22,946
1,100	Dream Unlimited Corp., Class A	23,498
6,100	Dundee Precious Metals, Inc.	36,956
4,100	ECN Capital Corp.	30,760
3,501	Eldorado Gold Corp.*	34,767
9,925	Element Fleet Management Corp.†	115,776
2,163	Emera, Inc.	98,134
500	Empire Co., Ltd.	15,771
9,507	Enbridge, Inc.	380,645
3,515	Endeavour Mining Plc	75,483
2,494	Enerflex, Ltd.	16,880
7,134	Enerplus Corp.†	51,278
882	Enghouse Systems, Ltd.†	39,269
7,100	Ensign Energy Services, Inc.*	12,830
700	ERO Copper Corp.*	14,688
4,400	Extendicare, Inc.†	30,207
141	Fairfax Financial Holdings, Ltd.	61,833
2,600	Fiera Capital Corp.†	22,820
2,098	Finning International, Inc.	54,921
3,380	First Quantum Minerals, Ltd.	77,901
Shares		Value (Note 1)
	Canada (Continued)
547	FirstService Corp.†	$93,819
3,009	Fortis, Inc.	133,191
10,041	Fortuna Silver Mines, Inc.†,*	55,972
206	Franco-Nevada Corp.	29,895
3,500	Freehold Royalties, Ltd.†	27,586
1,045	George Weston, Ltd.	99,602
1,500	Gibson Energy, Inc.	28,739
571	Gildan Activewear, Inc.†	21,069
5,700	Gran Tierra Energy, Inc.*	4,230
1,406	Great-West Lifeco, Inc.	41,763
1,700	Home Capital Group, Inc.*,†	51,016
7,321	Hudbay Minerals, Inc.	48,724
2,998	Hydro One, Ltd.#	72,459
1,352	iA Financial Corp., Inc.	73,610
3,400	IAMGOLD Corp.*,†	10,011
511	IGM Financial, Inc.†	18,039
800	Imperial Oil, Ltd.†	24,382
1,017	Innergex Renewable Energy, Inc.†	17,680
706	Intact Financial Corp.	95,916
3,165	Inter Pipeline, Ltd.	51,448
2,045	Interfor Corp.†	51,208
2,087	Intertape Polymer Group, Inc.	48,387
1,600	Invesque, Inc.*,†	4,512
6,568	Ivanhoe Mines, Ltd., Class A*,†	47,421
700	Jamieson Wellness, Inc.#	19,087
500	K-Bro Linen, Inc.	17,481
7,152	Kelt Exploration, Ltd.*	20,367
2,848	Keyera Corp.†	76,530
17,698	Kinross Gold Corp.†	112,219
4,203	Kirkland Lake Gold, Ltd.	161,969
3,700	Knight Therapeutics, Inc.*	15,670
800	Laurentian Bank of Canada†	28,196
562	LifeWorks, Inc.†	15,152
889	Linamar Corp.	55,760
1,322	Loblaw Cos., Ltd.	81,361
8,900	Lucara Diamond Corp.*	5,385
13,050	Lundin Mining Corp.	117,698
5,972	Magna International, Inc.	552,926
4,800	Major Drilling Group International, Inc.*,†	33,185
8,035	Manulife Financial Corp.	158,159
680	Manulife Financial Corp.†	13,396
1,530	Maple Leaf Foods, Inc.	31,758
1,800	Martinrea International, Inc.	18,979
1,895	Medical Facilities Corp.	10,716

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Canada (Continued)
4,700	MEG Energy Corp.*	$34,010
1,000	Methanex Corp.†	33,148
1,382	Metro, Inc.	66,257
470	MTY Food Group, Inc.*,†	20,690
2,700	Mullen Group, Ltd.†	29,100
4,527	National Bank of Canada†	338,795
14,800	New Gold, Inc.*	26,625
1,740	NFI Group, Inc.†	39,542
1,126	North West Co., Inc. (The)	31,965
2,070	Northland Power, Inc.†	70,620
3,190	Nutrien, Ltd.	193,334
11,800	OceanaGold Corp.*,†	22,370
793	Onex Corp.†	57,581
2,715	Open Text Corp.	137,875
1,823	Osisko Gold Royalties, Ltd.	24,986
3,696	Pan American Silver Corp.	105,549
4,549	Parex Resources, Inc.*,†	75,963
700	Park Lawn Corp.†	18,827
1,907	Parkland Corp.†	61,628
1,760	Pason Systems, Inc.†	12,679
1,360	Pembina Pipeline Corp.†	43,216
2,624	Pembina Pipeline Corp.	83,364
4,630	Peyto Exploration & Development Corp.†	31,188
900	PrairieSky Royalty, Ltd.†	10,898
580	Precision Drilling Corp.*,†	24,171
300	Premium Brands Holdings Corp.†	30,477
1,959	Primo Water Corp.	32,776
1,764	Quebecor, Inc., Class B	47,046
1,200	Real Matters, Inc.*,†	17,309
700	Recipe Unlimited Corp.*,†	12,000
1,900	Restaurant Brands International, Inc.	122,424
1,345	Richelieu Hardware, Ltd.	43,531
1,489	Ritchie Bros Auctioneers, Inc.	88,276
3,204	Rogers Communications, Inc., Class B	170,321
5,300	Rogers Sugar, Inc.†	24,713
12,900	Royal Bank of Canada	1,306,963
1,740	Russel Metals, Inc.†	47,543
1,204	Saputo, Inc.	35,908
4,547	Secure Energy Services, Inc.†	15,443
4,613	Shaw Communications, Inc., Class B	133,634
Shares		Value (Note 1)
	Canada (Continued)
1,968	ShawCor, Ltd.*	$9,383
174	Shopify, Inc., Class A*	254,418
1,794	Sienna Senior Living, Inc.†	23,793
1,359	Sleep Country Canada Holdings, Inc.#	32,528
1,519	SNC-Lavalin Group, Inc.†	39,519
4,381	SSR Mining, Inc.	68,422
1,600	Stantec, Inc.	71,391
400	Stella-Jones, Inc.	14,401
2,099	Sun Life Financial, Inc.	108,207
7,810	Suncor Energy, Inc.	187,059
3,579	Superior Plus Corp.†	44,088
7,700	Tamarack Valley Energy, Ltd.*	15,964
2,442	TC Energy Corp.†	120,839
3,539	TC Energy Corp.	175,251
2,972	Teck Resources, Ltd., Class B	68,450
1,944	TFI International, Inc.	177,479
287	Thomson Reuters Corp.	28,508
3,200	Timbercreek Financial Corp.	24,627
698	TMX Group, Ltd.	73,730
226	Topicus.com, Inc.*	16,418
2,171	Torex Gold Resources, Inc.*	25,010
1,339	Toromont Industries, Ltd.	116,660
11,275	Toronto-Dominion Bank (The)	790,141
5,111	Tourmaline Oil Corp.	146,082
7,036	TransAlta Corp.	70,099
2,812	TransAlta Renewables, Inc.†	47,252
3,800	Transcontinental, Inc., Class A	71,365
12,242	Trican Well Service, Ltd.*	26,368
3,001	Tricon Residential ,Inc.	34,523
1,570	Turquoise Hill Resources, Ltd.*,†	26,483
1,000	Uni-Select, Inc.*	13,238
2,344	Vermilion Energy, Inc.*,†	20,536
1,800	Wajax Corp.	34,937
272	Waste Connections, Inc.†	32,497
600	Waste Connections, Inc.	71,658
2,070	West Fraser Timber Co., Ltd.	148,604
12,500	Western Forest Products, Inc.†	21,277
1,523	Wheaton Precious Metals Corp.	67,132
18,463	Whitecap Resources, Inc.†	91,749
400	Winpak, Ltd.†	12,478
752	WSP Global, Inc.†	87,782
19,921	Yamana Gold, Inc.	83,888
		17,207,130

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	China—0.0%
111,000	FIH Mobile, Ltd.*	$18,299
	Denmark—1.7%
102	ALK-Abello A/S*	48,664
2,469	Alm Brand A/S	17,874
827	Ambu A/S, Class B	31,794
20	AP Moller—Maersk A/S, Class A	55,555
23	AP Moller—Maersk A/S, Class B	66,107
2,721	Bang & Olufsen A/S*	14,492
253	Bavarian Nordic A/S*	10,441
749	Carlsberg A/S, Class B	139,618
555	Chr Hansen Holding A/S	50,090
568	Coloplast A/S, Class B	93,199
805	D/S Norden A/S	25,608
3,111	Danske Bank A/S	54,742
816	Demant A/S*	45,931
778	Dfds A/S*	43,892
68	Drilling Co. of 1972 A/S (The)*	2,841
1,168	DSV PANALPINA A/S	272,386
1,244	FLSmidth & Co. A/S	51,714
330	Genmab A/S*	135,026
1,611	GN Store Nord A/S	140,722
771	H Lundbeck A/S	24,527
818	H+H International A/S, Class B*	25,018
3,142	ISS A/S*	73,750
958	Jyske Bank A/S, Registered*	46,348
1,970	Matas A/S	35,685
432	Netcompany Group A/S#	49,081
266	Nilfisk Holding A/S*	9,310
257	NKT A/S*	11,794
362	NNIT A/S#	7,123
12,082	Novo Nordisk A/S, Class B	1,012,220
2,254	Novozymes A/S, Class B	169,897
831	Orsted A/S#	116,608
1,611	Pandora A/S	216,555
376	Per Aarsleff Holding A/S	16,908
576	Ringkjoebing Landbobank A/S	58,415
44	Rockwool International A/S, Class A	18,663
86	Rockwool International A/S, Class B	41,867
1,104	Royal Unibrew A/S	140,622
1,644	Scandinavian Tobacco Group A/S, Class A#	33,555
336	Schouw & Co. A/S	36,862
Shares		Value (Note 1)
	Denmark (Continued)
638	SimCorp A/S	$80,085
1,256	Spar Nord Bank A/S	14,140
1,818	Sydbank A/S	55,979
676	Topdanmark A/S	35,184
1,813	Tryg A/S	44,506
6,155	Vestas Wind Systems A/S	240,262
615	Zealand Pharma A/S*	18,162
		3,933,822
	Finland—1.0%
1,140	Cargotec Oyj, Class B	58,937
1,769	Elisa OyJ	105,551
25,135	Finnair Oyj*,†	20,732
3,720	Fortum Oyj	102,600
971	Huhtamaki Oyj	45,997
1,799	Kemira Oyj	28,328
1,396	Kesko Oyj, Class A	46,183
2,664	Kesko Oyj, Class B	98,398
578	Kojamo Oyj	13,207
1,938	Kone Oyj, Class B	158,101
1,119	Konecranes Oyj	47,130
3,137	Metsa Board Oyj	32,268
9,643	Metso Outotec Oyj	112,009
1,568	Neles Oyj	22,609
2,298	Neste Oyj	140,711
14,612	Nokia Oyj*	78,236
2,324	Nokia Oyj, SP ADR*,†	12,364
1,922	Nokian Renkaat Oyj	77,600
12,077	Nordea Bank Abp	134,582
281	Olvi Oyj, Class A	16,893
7,100	Oriola Oyj, Class B	15,508
727	Orion Oyj, Class A	31,206
1,558	Orion Oyj, Class B	66,968
10,116	Outokumpu Oyj*	60,599
7,476	Raisio Oyj , Class V†	33,375
873	Revenio Group Oyj	66,147
2,447	Sampo Oyj, Class A	112,463
3,652	Stora Enso Oyj, Class R	66,623
1,519	Terveystalo Oyj#	20,533
760	TietoEVRY Oyj	24,007
1,633	Tokmanni Group Corp.	45,155
4,345	UPM-Kymmene Oyj	164,352
775	Uponor Oyj	22,459
559	Vaisala Oyj, Class A†	22,967
1,446	Valmet Oyj	63,063

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Finland (Continued)
5,634	Wartsila Oyj Abp	$83,607
6,293	YIT Oyj	38,541
		2,290,009
	France—5.8%
1,053	Accor SA*	39,318
162	Aeroports de Paris*	21,101
2,493	Air Liquide SA	436,494
3,566	Airbus SE*	458,526
370	Akka Technologies*,†	10,319
947	Albioma SA	38,763
660	ALD SA#	9,892
966	Alstom SA*	48,784
476	Alten SA	63,102
272	Amundi SA#	23,980
1,401	Arkema SA	175,759
820	Atos SE	49,880
368	Aubay	19,418
10,652	AXA SA	270,106
1,320	Beneteau SA*	20,880
234	BioMerieux	27,192
5,566	BNP Paribas SA	348,936
5,145	Bollore SA	27,575
3,865	Bouygues SA	142,941
3,079	Bureau Veritas SA*	97,407
1,394	Capgemini SE†	267,776
6,094	Carrefour SA	119,843
20,011	CGG SA*	17,810
5,818	Cie de Saint-Gobain	383,153
1,522	Cie Generale des Etablissements Michelin SCA	242,734
585	Cie Plastic Omnium SA	18,271
961	CNP Assurances	16,352
2,606	Coface SA	31,580
5,863	Credit Agricole SA	82,132
4,080	Danone SA	287,224
15	Dassault Aviation SA	17,644
351	Dassault Systemes SE	85,113
5,436	Derichebourg SA*	54,918
3,064	Edenred	174,572
1,777	Eiffage SA	180,787
6,904	Electricite de France SA	94,308
1,532	Elior Group SA*,#	11,444
4,742	Elis SA*	89,347
9,599	Engie SA	131,508
Shares		Value (Note 1)
	France (Continued)
601	Eramet SA*,†	$39,231
1,110	EssilorLuxottica SA	204,851
1,550	Eurofins Scientific SE*	177,175
1,033	Euronext NV#	112,322
3,328	Europcar Mobility Group*,#	1,882
4,666	Eutelsat Communications SA	54,519
2,354	Faurecia SE	115,419
178	Fnac Darty SA*	11,450
180	Gaztransport Et Technigaz SA	14,535
173	Hermes International	252,008
77	ID Logistics Group*	21,547
190	Iliad SA†	27,801
743	Imerys SA	34,712
308	Ipsen SA	32,036
1,041	IPSOS	43,882
530	Jacquet Metals SA	12,255
614	JCDecaux SA*	17,022
685	Kaufman & Broad SA	32,571
428	Kering SA	374,028
1,526	Korian SA	56,346
976	L'Oreal SA	434,910
1,721	Lagardere SCA*	42,528
1,064	Lectra	40,246
2,297	Legrand SA	243,115
1,624	LVMH Moet Hennessy Louis Vuitton SE	1,273,438
971	Maisons du Monde SA*,#	24,063
444	Mersen SA*	17,295
812	Nexans SA	73,993
1,827	Nexity SA	91,377
31,311	Orange SA	356,976
676	Orpea SA*	85,968
829	Pernod-Ricard SA	184,015
3,391	Publicis Groupe SA	216,886
993	Quadient SA	29,837
101	Remy Cointreau SA	20,850
2,261	Renault SA*	91,381
5,791	Rexel SA*	121,128
931	Rothschild & Co.	36,154
948	Rubis SCA	42,142
1,755	Safran SA	243,310
2,623	Sanofi	274,819
174	Sartorius Stedim Biotech	82,301
200	Savencia SA	16,790
1,900	Schneider Electric SE	298,918

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	France (Continued)
2,540	SCOR SE*,†	$80,777
432	SEB SA	78,066
6,297	SES SA	48,100
411	Societe BIC SA	28,558
4,495	Societe Generale SA	132,502
832	Sodexo SA*	77,641
206	SOITEC*	45,409
344	Sopra Steria Group	66,161
1,621	SPIE SA	37,289
3,434	STMicroelectronics NV	124,619
3,853	Suez SA†	91,602
889	Technicolor SA, Registered*	3,447
606	Teleperformance	245,965
2,268	Television Francaise 1†	22,926
943	Thales SA	96,207
16,638	TotalEnergies SE	752,741
198	Trigano SA	40,898
956	Ubisoft Entertainment SA*,†	66,926
2,796	Valeo SA	84,111
3,814	Veolia Environnement SA	115,187
574	Verallia SA*,#	21,276
436	Vicat SA	21,067
86	Vilmorin & Cie SA	5,711
3,938	Vinci SA	420,207
95	Virbac SA	32,555
2,749	Vivendi SE†	92,345
1,284	Worldline SA*,#	120,186
		13,567,400
	Germany—5.3%
696	1&1 AG	21,292
1,887	Aareal Bank AG	43,564
1,127	adidas AG	419,477
1,932	ADVA Optical Networking SE*	26,757
1,882	Allianz SE, Registered	469,302
10,081	Aroundtown SA	78,654
408	Aurubis AG	37,813
4,459	BASF SE	351,286
461	Bauer AG*	6,920
6,085	Bayer AG, Registered	369,495
4,607	Bayerische Motoren Werke AG	487,878
474	BayWa AG	20,458
369	Bechtle AG	68,541
592	Befesa SA#	45,487
435	Beiersdorf AG	52,483
Shares		Value (Note 1)
	Germany (Continued)
1,136	Bilfinger SE	$33,999
1,357	Borussia Dortmund GmbH & Co. KGaA*	10,000
1,982	Brenntag SE	184,299
603	CANCOM SE	36,465
226	Carl Zeiss Meditec AG	43,667
3,791	CECONOMY AG*	18,502
159	Cewe Stiftung & Co. KGAA	24,623
12,127	Commerzbank AG*	86,019
270	CompuGroup Medical SE & Co. KgaA	21,146
1,121	Continental AG	164,797
612	Corestate Capital Holding SA*,†	7,982
1,919	Covestro AG#	123,921
1,019	CTS Eventim AG & Co. KGaA*	63,676
9,159	Daimler AG, Registered	817,779
167	Delivery Hero SE*,#	22,059
11,171	Deutsche Bank AG, Registered*	145,521
730	Deutsche Beteiligungs AG	29,517
1,312	Deutsche Boerse AG	229,000
696	Deutsche EuroShop AG	16,506
3,148	Deutsche Lufthansa AG, Registered†,*	35,424
3,746	Deutsche Pfandbriefbank AG#	37,036
7,000	Deutsche Post AG, Registered	476,102
36,590	Deutsche Telekom AG, Registered	772,802
1,745	Deutsche Wohnen SE	106,726
3,473	Deutz AG*	28,085
821	Dialog Semiconductor Plc*	63,823
889	Duerr AG	33,817
28,452	E.ON SE	329,070
1,192	Eckert & Ziegler Strahlen- und Medizintechnik AG	136,182
168	Elmos Semiconductor SE	7,271
1,524	Evonik Industries AG	51,104
280	Evotec SE*	12,693
334	Fielmann AG*	26,119
118	flatexDEGIRO AG*	15,881
479	Fraport AG Frankfurt Airport Services Worldwide*	32,636
2,143	Freenet AG	50,618
2,283	Fresenius Medical Care AG & Co. KGaA	189,603
3,491	Fresenius SE & Co. KGaA	182,115
199	FUCHS PETROLUB SE	7,728
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Germany (Continued)
2,497	GEA Group AG	$101,142
425	Gerresheimer AG	46,993
287	Gesco AG*	6,976
1,489	Grand City Properties SA*	40,220
336	Hannover Rueck SE	56,216
243	Hapag-Lloyd AG#	55,927
871	HeidelbergCement AG	74,712
6,593	Heidelberger Druckmaschinen AG*	15,674
524	Hella GmbH & Co. KGaA*	35,888
1,225	HelloFresh SE*	119,080
462	Henkel AG & Co. KGaA	42,538
160	HOCHTIEF AG	12,286
461	Hornbach Holding AG & Co. KGaA	52,531
1,048	HUGO BOSS AG	57,014
38	Hypoport SE*	19,646
721	Indus Holding AG	28,555
10,553	Infineon Technologies AG	423,197
790	Instone Real Estate Group AG#	23,793
788	Jenoptik AG	21,547
6,571	K+S AG, Registered*	89,447
642	KION Group AG	68,421
2,961	Kloeckner & Co. SE*	40,517
165	Knorr-Bremse AG	18,978
434	Koenig & Bauer AG*	14,486
326	Krones AG	29,127
730	LANXESS AG	50,049
698	LEG Immobilien SE	100,519
685	Merck KGaA	131,339
4,159	METRO AG	51,485
373	MTU Aero Engines AG	92,393
675	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered	184,848
772	Nemetschek SE	59,062
33	New Work SE	10,369
188	Nexus AG	13,999
1,039	Norma Group SE	53,198
390	OHB SE	17,087
471	PATRIZIA AG	12,287
1,490	ProSiebenSat.1 Media SE	29,638
656	Puma SE	78,213
1,192	QIAGEN NV*	57,611
51	Rational AG	46,202
824	Rheinmetall AG	81,389
641	RTL Group SA*	38,193
Shares		Value (Note 1)
	Germany (Continued)
3,858	RWE AG	$139,800
959	S&T AG	21,947
1,686	SAF-Holland SE*	23,450
523	Salzgitter AG*	15,541
4,060	SAP SE	572,113
826	Scout24 AG*,#	69,657
2,763	Siemens AG, Registered	437,770
1,782	Siemens Energy AG*	53,713
524	Siemens Healthineers AG#	32,110
279	Siltronic AG	46,481
185	Sixt SE*	24,920
435	Software AG	19,569
638	Stabilus SA	51,859
286	STRATEC SE	39,949
324	Stroeer SE & Co. KGaA	25,952
1,626	Suedzucker AG	26,028
731	Symrise AG	101,847
1,795	TAG Immobilien AG	56,957
1,202	Takkt AG	19,982
315	Talanx AG*	12,879
685	TeamViewer AG*,#	25,764
420	Technotrans SE	13,596
13,304	Telefonica Deutschland Holding AG	35,100
2,041	thyssenkrupp AG*	21,273
1,060	Uniper SE	39,039
2,405	United Internet AG, Registered	98,328
542	Volkswagen AG	177,893
3,634	Vonovia SE	234,928
257	Vossloh AG	12,967
236	Wacker Chemie AG	36,393
904	Wacker Neuson SE	25,983
209	Washtec AG	12,961
284	Zalando SE*,#	34,332
117	Zeal Network SE	5,813
42	zooplus AG*	13,606
		12,357,012
	Hong Kong—2.0%
86,000	AIA Group, Ltd.	1,068,866
2,500	ASM Pacific Technology, Ltd.	33,873
9,400	Bank of East Asia, Ltd. (The)	17,458
2,700	BOC Aviation, Ltd.#	22,777
18,000	BOC Hong Kong Holdings, Ltd.	61,087
3,500	Budweiser Brewing Co. APAC, Ltd.#	11,044
10,000	Cafe de Coral Holdings, Ltd.	20,556

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Hong Kong (Continued)
26,181	Cathay Pacific Airways, Ltd.*	$22,120
9,500	China Evergrande New Energy Vehicle Group, Ltd.*	35,360
15,000	Chow Sang Sang Holdings International, Ltd.	25,965
10,200	Chow Tai Fook Jewellery Group, Ltd.	23,305
56,000	CITIC Telecom International Holdings, Ltd.	18,536
2,906	CK Asset Holdings, Ltd.	20,061
22,500	CK Hutchison Holdings, Ltd.	175,322
2,000	CK Infrastructure Holdings, Ltd.	11,926
11,000	CLP Holdings, Ltd.	108,806
6,000	Dah Sing Banking Group, Ltd.	6,623
4,800	Dah Sing Financial Holdings, Ltd.	16,413
78,750	Esprit Holdings, Ltd.*	7,708
55,258	Far East Consortium International, Ltd.	20,852
58,000	First Pacific Co., Ltd.	19,796
7,000	Galaxy Entertainment Group, Ltd.*	56,032
40,000	Giordano International, Ltd.	8,706
7,138	Great Eagle Holdings, Ltd.	24,270
142,000	Guotai Junan International Holdings, Ltd.	22,678
108,000	Haitong International Securities Group, Ltd.	29,767
4,000	Hang Lung Group, Ltd.	10,200
11,000	Hang Lung Properties, Ltd.	26,720
8,300	Hang Seng Bank, Ltd.	165,801
8,500	Henderson Land Development Co., Ltd.	40,287
11,000	HK Electric Investments & HK Electric Investments, Ltd.	11,150
7,500	HKBN, Ltd.	9,080
19,200	HKR International, Ltd.	9,125
56,000	HKT Trust & HKT, Ltd.	76,308
50,457	Hong Kong & China Gas Co., Ltd.	78,373
7,706	Hong Kong Exchanges & Clearing, Ltd.	459,325
14,179	Hongkong & Shanghai Hotels, Ltd. (The)	14,920
50,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	9,853
9,000	Hysan Development Co., Ltd.	35,876
41,000	IGG, Inc.	54,179
Shares		Value (Note 1)
	Hong Kong (Continued)
5,500	Johnson Electric Holdings, Ltd.	$14,203
7,000	Kerry Logistics Network, Ltd.	21,232
6,000	Kerry Properties, Ltd.	19,783
5,750	L'Occitane International SA	21,032
38,400	Landing International Development, Ltd.*	1,236
15,500	Lifestyle International Holdings, Ltd.*	11,898
6,000	Luk Fook Holdings International, Ltd.	20,710
51,600	Man Wah Holdings, Ltd.	124,011
480,000	Mason Group Holdings, Ltd.*	1,793
11,000	Melco International Development, Ltd.*	20,203
6,185	MTR Corp., Ltd.	34,453
10,000	NagaCorp, Ltd.	9,647
9,000	New World Development Co., Ltd.	46,772
44,000	NewOcean Energy Holdings, Ltd.*	2,550
17,000	NWS Holdings, Ltd.	18,085
1,000	Orient Overseas International, Ltd.	21,663
181,000	Pacific Basin Shipping, Ltd.*	72,966
7,128	Pacific Century Premium Developments, Ltd.*	679
29,000	Pacific Textiles Holdings, Ltd.	17,443
59,789	PCCW, Ltd.	31,341
10,000	Power Assets Holdings, Ltd.	61,371
4,800	PRADA SpA	36,444
6,900	Samsonite International S*,#	14,112
9,600	Sands China, Ltd.*	40,431
12,000	Shangri-La Asia, Ltd.*	11,746
100,000	Shun Tak Holdings, Ltd.*	32,199
138,000	Singamas Container Holdings, Ltd.	15,641
16,352	Sino Land Co., Ltd.	25,778
23,000	SITC International Holdings Co., Ltd.	96,126
25,000	SJM Holdings, Ltd.*	27,304
13,500	SmarTone Telecommunications Holdings, Ltd.	7,998
7,000	Sun Hung Kai Properties, Ltd.	104,311
27,000	SUNeVision Holdings, Ltd.	27,646
4,500	Swire Pacific, Ltd., Class A	30,515
15,000	Swire Pacific, Ltd., Class B	16,866
6,200	Swire Properties, Ltd.	18,486
8,000	Techtronic Industries Co., Ltd.	139,716

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Hong Kong (Continued)
12,000	Television Broadcasts, Ltd.*	$11,437
30,000	United Laboratories International Holdings, Ltd. (The)	24,613
32,000	Value Partners Group, Ltd.	20,442
12,000	Vitasoy International Holdings, Ltd.	44,589
24,000	VSTECS Holdings, Ltd.	19,381
1,300	VTech Holdings, Ltd.	13,688
117,500	WH Group, Ltd.#	105,631
11,000	Wharf Real Estate Investment Co., Ltd.	63,966
9,200	Wynn Macau, Ltd.*	14,480
34,000	Xinyi Glass Holdings, Ltd.	138,596
14,500	Yue Yuen Industrial Holdings, Ltd.*	35,819
		4,602,136
	Ireland—0.5%
5,093	AIB Group Plc*,†	13,123
10,939	Bank of Ireland Group Plc*	58,590
10,801	Cairn Homes Plc*	13,653
3,828	CRH Plc	192,910
6,465	CRH Plc, SP ADR	328,681
563	Flutter Entertainment Plc*	101,939
1,946	Irish Continental Group Plc*	9,968
526	Kerry Group Plc, Class A	73,472
2,044	Kingspan Group Plc	193,021
4,774	Smurfit Kappa Group Plc	258,980
		1,244,337
	Israel—0.4%
734	Airport City, Ltd.*	12,306
568	Alony Hetz Properties & Investments, Ltd.	7,910
2,317	Amot Investments, Ltd.	15,195
154	Azrieli Group, Ltd.	10,841
6,983	Bank Hapoalim BM*	56,033
9,084	Bank Leumi Le-Israel BM*	68,991
22,557	Bezeq The Israeli Telecommunication Corp., Ltd.*	24,562
2,356	Cellcom Israel, Ltd.*	10,240
1,006	Clal Insurance Enterprises Holdings, Ltd.*	19,965
66	Danel Adir Yeoshua, Ltd.	13,827
442	Delek Group, Ltd.*	29,623
611	Delta Galil Industries, Ltd.	25,301
Shares		Value (Note 1)
	Israel (Continued)
187	Elbit Systems, Ltd.	$24,263
58	Electra, Ltd.	32,895
464	Equital, Ltd.*	12,582
432	First International Bank of Israel, Ltd. (The)*	13,834
375	Fox Wizel, Ltd.	42,950
2,500	Gav-Yam Lands Corp., Ltd,	23,933
2,147	Harel Insurance Investments & Financial Services, Ltd.	21,271
7,565	ICL Group, Ltd.	51,305
275	IDI Insurance Co., Ltd.	9,194
464	Isracard, Ltd.*	1,900
6,033	Israel Discount Bank, Ltd., Class A*	28,720
1,175	Matrix IT, Ltd.	31,760
1,507	Maytronics, Ltd.	31,391
1,212	Mizrahi Tefahot Bank, Ltd.*	37,325
2,005	Naphtha Israel Petroleum Corp., Ltd.*	9,336
156	Nice, Ltd.*	38,099
168	Nice, Ltd., SP ADR*,†	41,573
417	Nova Measuring Instruments, Ltd.*	42,811
21,016	Oil Refineries, Ltd.*	5,415
2,397	Partner Communications Co., Ltd.*	10,970
134	Paz Oil Co., Ltd.*	16,449
1,329	Phoenix Holdings, Ltd. (The)	12,421
6,806	Shikun & Binui, Ltd.*	44,007
700	Strauss Group, Ltd.	19,593
1,314	Summit Real Estate Holdings, Ltd.*	19,802
6,630	Teva Pharmaceutical Industries, Ltd., SP ADR*	65,637
862	Tower Semiconductor, Ltd.*	25,369
		1,009,599
	Italy—1.8%
23,194	A2A SpA	47,414
548	ACEA SpA	12,664
1,290	Amplifon SpA	63,693
6,692	Anima Holding SpA#	33,256
7,266	Assicurazioni Generali SpA	145,648
2,754	Atlantia SpA*	49,865
1,709	Azimut Holding SpA	41,502
2,332	Banca Farmafactoring SpA#	23,366
623	Banca Generali SpA*	26,579
2,201	Banca Mediolanum SpA	21,411
9,396	Banca Popolare di Sondrio SCPA	40,755

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Italy (Continued)
30,073	Banco BPM SpA	$96,743
26,017	BPER Banca	56,625
732	Brunello Cucinelli SpA†,*	42,808
1,230	Buzzi Unicem SpA	32,626
3,016	Cairo Communication SpA†	6,072
1,300	Carel Industries SpA#	31,215
4,487	Cerved Group SpA*	52,140
27,159	CIR SpA-Compagnie Industriali*	16,295
12,944	CNH Industrial NV	213,726
3,914	Credito Emiliano SpA	23,437
253	DiaSorin SpA	47,849
44,294	Enel SpA	411,349
15,027	Eni SpA	182,994
806	ERG SpA	23,893
741	Ferrari NV	152,883
18,781	Fincantieri SpA*	16,925
4,947	FinecoBank Banca Fineco SpA*	86,229
725	Gruppo MutuiOnline SpA	34,559
12,089	Hera SpA	49,942
1,991	Infrastrutture Wireless Italiane SpA#	22,456
1,134	Interpump Group SpA	67,151
88,627	Intesa Sanpaolo SpA	244,806
9,018	Iren SpA	25,728
7,345	Italgas SpA	48,006
2,260	Leonardo SpA*	18,255
7,518	Mediobanca Banca di Credito Finanziario SpA*	87,807
1,242	Moncler SpA	84,032
7,618	OVS SpA*,#,†	14,417
1,752	Pirelli & C SpA#	10,171
3,814	Poste Italiane SpA#	50,425
1,079	Prysmian SpA	38,677
442	Recordati Industria Chimica e Farmaceutica SpA	25,262
5,199	Saipem SpA*,†	12,582
10,551	Saras SpA*,†	8,820
9,270	Snam SpA	53,586
5,594	Societa Cattolica di Assicurazioni SC*	46,465
39,061	Stellantis NV	766,725
3,313	Tamburi Investment Partners SpA	32,488
2,650	Technogym SpA#	33,810
151,273	Telecom Italia SpA	75,139
29,205	Telecom Italia SpA	15,473
1,807	Tenaris SA	19,695
Shares		Value (Note 1)
	Italy (Continued)
9,476	Terna SpA	$70,608
7,682	UniCredit SpA	90,634
7,073	Unipol Gruppo SpA	38,512
9,399	UnipolSai Assicurazioni SpA	27,283
		4,113,476
	Japan—14.6%
1,200	77 Bank, Ltd. (The)	13,156
4,900	Acom Co., Ltd.	21,347
1,200	Adastria Co., Ltd.	21,927
1,500	ADEKA Corp.	28,152
1,500	Advantest Corp.	135,155
4,700	Aeon Co., Ltd.	126,284
1,400	AEON Financial Service Co., Ltd.	16,496
2,100	Aeon Mall Co., Ltd.	32,343
2,100	AGC, Inc.†	88,087
700	Aica Kogyo Co., Ltd.	24,605
2,900	Aida Engineering, Ltd.	25,817
8,600	Aiful Corp.	29,648
300	Ain Holdings, Inc.	18,714
2,300	Air Water, Inc.	35,361
1,600	Aisin Seiki Co., Ltd.	68,410
2,900	Ajinomoto Co., Inc.	75,283
1,200	Alconix Corp.†	15,824
1,400	Alfresa Holdings Corp.	20,906
2,600	Alps Alpine Co., Ltd.	27,452
2,700	Amada Co., Ltd.	27,293
1,000	Amano Corp.	25,213
700	ANA Holdings, Inc.*	16,458
1,500	Anritsu Corp.†	27,963
1,100	AOKI Holdings, Inc.†	6,594
900	Aoyama Trading Co., Ltd.*	6,262
700	Aozora Bank, Ltd.	15,658
500	Arata Corp.	19,398
1,000	Arcs Co., Ltd.	21,747
1,400	Arisawa Manufacturing Co., Ltd.	11,291
1,800	Asahi Diamond Industrial Co., Ltd.	8,344
3,400	Asahi Group Holdings, Ltd.†	158,868
2,000	Asahi Holdings, Inc.	40,794
1,600	Asahi Intecc Co., Ltd.	38,252
15,000	Asahi Kasei Corp.	164,791
1,400	ASKUL Corp.	21,826
10,900	Astellas Pharma, Inc.	189,802
1,600	Avex, Inc.	23,634
800	Awa Bank, Ltd. (The)	14,474

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
1,100	Azbil Corp.	$45,596
1,100	Bandai Namco Holdings, Inc.	76,320
600	Bank of Kyoto, Ltd. (The)	27,220
1,300	Bank of the Ryukyus, Ltd.	8,402
300	Belc Co., Ltd.	14,474
1,300	Bell System24 Holdings, Inc.	20,455
1,300	Belluna Co., Ltd.	11,433
1,000	Benefit One, Inc.	31,460
800	Benesse Holdings, Inc.	19,896
1,500	Bic Camera, Inc.	15,109
7,200	Bridgestone Corp.†	327,611
4,000	Broadleaf Co., Ltd.†	18,615
1,400	Brother Industries, Ltd.	27,938
3,200	Bunka Shutter Co., Ltd.	31,915
700	Calbee, Inc.	16,143
900	Canon Electronics, Inc.	13,902
4,600	Canon, Inc.†	104,053
2,400	Capcom Co., Ltd.	70,210
1,600	Casio Computer Co., Ltd.	26,745
900	Central Japan Railway Co.	136,505
3,700	Chiba Bank, Ltd. (The)	22,281
3,800	Chubu Electric Power Co., Inc.	46,450
700	Chudenko Corp.	14,372
3,200	Chugai Pharmaceutical Co., Ltd.	126,796
1,700	Chugoku Electric Power Co., Inc. (The)	15,516
2,300	Chugoku Marine Paints, Ltd.	17,763
5,400	Citizen Watch Co., Ltd.	19,929
800	Coca-Cola Bottlers Japan Holdings, Inc.†	12,501
200	cocokara fine, Inc.†	14,942
900	COMSYS Holdings Corp.	24,911
8,000	Concordia Financial Group, Ltd.	29,308
1,200	Cosmo Energy Holdings Co., Ltd.	27,512
200	Cosmos Pharmaceutical Corp.†	29,344
600	Create SD Holdings Co., Ltd.	17,823
1,900	Credit Saison Co., Ltd.	23,157
3,600	CyberAgent, Inc.	77,285
1,700	Dai Nippon Printing Co., Ltd.	35,945
3,600	Dai-ichi Life Holdings, Inc.	65,911
2,100	Daicel Corp.	17,277
3,700	Daido Metal Co., Ltd.	19,916
600	Daido Steel Co., Ltd.	29,650
700	Daifuku Co., Ltd.	63,576
500	Daihen Corp.	20,816
Shares		Value (Note 1)
	Japan (Continued)
700	Daiho Corp.	$25,361
2,700	Daiichi Sankyo Co., Ltd.	58,195
600	Daiichikosho Co., Ltd.	23,034
1,200	Daikin Industries, Ltd.	223,484
1,400	Daikyonishikawa Corp.	8,695
1,900	Daio Paper Corp.	31,451
900	Daiseki Co., Ltd.	40,425
400	Daishi Hokuetsu Financial Group, Inc.	8,688
500	Daito Trust Construction Co., Ltd.	54,683
5,300	Daiwa House Industry Co., Ltd.	159,103
9,500	Daiwa Securities Group, Inc.	52,171
2,500	Daiwabo Holdings Co., Ltd.	42,914
2,200	DCM Holdings Co., Ltd.	20,951
1,200	DeNA Co., Ltd.	25,502
1,300	Denka Co., Ltd.	43,238
1,500	Denso Corp.	102,331
1,500	Dentsu Group, Inc.†	53,670
2,400	Dexerials Corp.	50,638
1,200	DIC Corp.†	30,298
400	Digital Arts, Inc.	30,460
700	Dip Corp.	21,644
1,800	DMG Mori Co., Ltd.†	32,307
1,100	Doutor Nichires Holdings Co., Ltd.	16,971
1,100	Dowa Holdings Co., Ltd.	43,319
600	DTS Corp.	14,285
1,000	Duskin Co., Ltd.	22,809
1,100	Eagle Industry Co., Ltd.	11,119
300	Earth Corp.	17,418
1,900	East Japan Railway Co.	135,571
1,100	Ebara Corp.	54,161
2,100	EDION Corp.	20,509
1,300	Eisai Co., Ltd.	127,841
600	Elecom Co., Ltd.	11,244
900	Electric Power Development Co., Ltd.	12,840
700	en-japan, Inc.	24,889
22,400	ENEOS Holdings, Inc.	93,737
1,000	Exedy Corp.	14,663
500	Ezaki Glico Co., Ltd.	18,633
900	Fancl Corp.	29,164
100	FANUC Corp.	24,119
400	Fast Retailing Co., Ltd.	301,112
1,100	FCC Co., Ltd.	16,021
2,700	Ferrotec Holdings Corp.	82,997

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
1,600	Food & Life Cos., Ltd.	$69,058
900	Foster Electric Co., Ltd.	7,907
800	FP Corp.	29,704
1,100	Fudo Tetra Corp.	17,496
1,600	Fuji Corp.	36,610
1,400	Fuji Electric Co., Ltd.	65,403
700	Fuji Oil Holdings, Inc.	16,653
700	Fuji Seal International, Inc.	14,675
500	Fuji Soft, Inc.	25,069
900	FUJIFILM Holdings Corp.	66,746
7,900	Fujikura, Ltd.*	36,693
600	Fujitsu General, Ltd.	15,916
2,000	Fujitsu, Ltd.	374,454
1,000	Fukuoka Financial Group, Inc.	17,454
600	Fukuyama Transporting Co., Ltd.	22,278
900	Furukawa Co., Ltd.	10,126
1,200	Furukawa Electric Co., Ltd.	29,888
1,200	Furuno Electric Co., Ltd.	10,845
800	Futaba Corp.	5,595
500	Fuyo General Lease Co., Ltd.	31,595
800	Geo Holdings Corp.	8,857
1,000	Glory, Ltd.	20,730
900	GMO internet, Inc.	24,547
700	Goldcrest Co., Ltd.	10,472
400	Goldwin, Inc.	23,511
3,100	Gree, Inc.	16,408
1,000	GS Yuasa Corp.	25,519
1,100	GungHo Online Entertainment, Inc.	21,892
4,900	Gunma Bank, Ltd. (The)	15,437
600	Gunze, Ltd.	24,979
900	H.U. Group Holdings, Inc.	23,202
1,700	H2O Retailing Corp.	13,787
5,000	Hachijuni Bank, Ltd. (The)	16,112
2,400	Hakuhodo DY Holdings, Inc.†	37,244
500	Hamamatsu Photonics KK	30,154
2,200	Hankyu Hanshin Holdings, Inc.	67,825
800	Hanwa Co., Ltd.	23,115
5,200	Haseko Corp.	71,240
3,500	Hazama Ando Corp.	25,771
1,200	Heiwa Corp.	21,247
600	Heiwa Real Estate Co., Ltd.	22,629
900	Heiwado Co., Ltd.†	17,968
200	Hikari Tsushin, Inc.†	35,123
2,600	Hino Motors, Ltd.	22,865
3,100	Hirogin Holdings, Inc.	16,324
Shares		Value (Note 1)
	Japan (Continued)
400	Hisamitsu Pharmaceutical Co., Inc.	$19,695
1,900	Hitachi Construction Machinery Co., Ltd.	58,063
2,000	Hitachi Metals, Ltd.	38,238
600	Hitachi Transport System, Ltd.	24,871
6,400	Hitachi Zosen Corp.	41,305
9,500	Hitachi, Ltd.	543,944
400	Hogy Medical Co., Ltd.	12,296
2,900	Hokkaido Electric Power Co., Inc.†	13,130
700	Hokkoku Bank, Ltd. (The)	13,944
3,000	Hokuetsu Corp.	15,581
1,800	Hokuhoku Financial Group, Inc.	13,140
2,300	Hokuriku Electric Power Co.	12,546
1,200	Hokuto Corp.	20,728
7,300	Honda Motor Co., Ltd.	233,269
500	Horiba, Ltd.†	32,405
3,100	Hosiden Corp.	27,765
600	House Foods Group, Inc.	18,336
2,400	Hoya Corp.	318,214
2,300	Hulic Co., Ltd.†	25,879
3,000	Hyakugo Bank, Ltd. (The)	8,263
1,100	Ibiden Co., Ltd.	59,310
6,700	Ichigo, Inc.	21,229
600	Idec Corp.	11,347
1,200	Idemitsu Kosan Co., Ltd.	28,981
3,000	IDOM, Inc.	17,661
2,200	IHI Corp.	52,200
1,100	Iida Group Holdings Co., Ltd.	28,318
900	Inabata & Co., Ltd.	13,861
4,200	Infomart Corp.†	34,441
10,600	Inpex Corp.†	79,098
300	Iriso Electronics Co., Ltd.	14,474
1,900	Isetan Mitsukoshi Holdings, Ltd.	13,237
1,600	Ishihara Sangyo Kaisha, Ltd.	16,116
1,500	Isuzu Motors, Ltd.	19,807
500	Ito En, Ltd.	29,659
2,900	ITOCHU Corp.	83,532
700	Itochu Techno-Solutions Corp.	21,675
3,400	Itoham Yonekyu Holdings, Inc.	21,882
700	Iwatani Corp.	41,964
4,100	Iyo Bank, Ltd. (The)	20,150
500	Izumi Co., Ltd.	18,813
2,300	J Trust Co., Ltd.†	7,660
1,600	J. Front Retailing Co., Ltd.	14,186
1,300	Jaccs Co., Ltd.	30,424

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
700	Jafco Group Co., Ltd.	$43,539
1,400	Japan Airlines Co., Ltd.*	30,257
1,800	Japan Aviation Electronics Industry, Ltd.	31,805
1,100	Japan Elevator Service Holdings Co., Ltd.	25,566
3,600	Japan Exchange Group, Inc.	80,040
1,500	Japan Lifeline Co., Ltd.	18,241
7,000	Japan Post Holdings Co., Ltd.	57,357
1,000	Japan Post Insurance Co., Ltd.	18,489
600	Japan Pulp & Paper Co., Ltd.	19,065
3,000	Japan Securities Finance Co., Ltd.	21,900
1,300	Japan Steel Works, Ltd. (The)	33,397
10,300	Japan Tobacco, Inc.†	194,559
1,700	Japan Wool Textile Co., Ltd. (The)	14,797
400	JCU Corp.	12,890
3,600	JFE Holdings, Inc.	42,158
1,500	JGC Holding Corp.	13,975
400	JINS Holdings, Inc.	30,640
600	Joshin Denki Co., Ltd.	14,528
700	JSR Corp.	21,171
3,800	JTEKT Corp.	38,959
800	Juroku Bank, Ltd. (The)	14,085
8,900	JVCKenwood Corp.	18,986
2,200	K's Holdings Corp.	25,288
400	Kadokawa Corp.	16,238
800	Kagome Co., Ltd.	21,106
4,900	Kajima Corp.	62,058
1,100	Kakaku.com, Inc.	33,219
500	Kaken Pharmaceutical Co., Ltd.	21,423
1,000	Kamigumi Co., Ltd.	20,280
1,300	Kanamoto Co., Ltd.	29,933
2,200	Kandenko Co., Ltd.	17,169
600	Kaneka Corp.	24,168
1,700	Kanematsu Corp.	22,601
4,400	Kansai Electric Power Co., Inc. (The)	41,962
1,200	Kansai Paint Co., Ltd.	30,579
3,100	Kao Corp.†	190,724
400	Katitas Co., Ltd.	11,234
400	Kato Sangyo Co., Ltd.	12,188
300	KAWADA TECHNOLOGIES, Inc.	9,478
2,100	Kawasaki Heavy Industries, Ltd.*,†	44,894
16,000	KDDI Corp.	499,032
400	Keihan Holdings Co., Ltd.	12,098
Shares		Value (Note 1)
	Japan (Continued)
1,500	Keikyu Corp.†	$18,336
700	Keio Corp.	41,145
200	Keisei Electric Railway Co., Ltd.	6,382
2,500	Keiyo Bank, Ltd. (The)	9,159
900	Kewpie Corp.	20,196
400	Keyence Corp.	201,881
1,100	KH Neochem Co., Ltd.	25,556
400	Kikkoman Corp.	26,392
900	Kintetsu Group Holdings Co., Ltd.	31,595
1,700	Kintetsu World Express, Inc.	35,777
5,200	Kirin Holdings Co., Ltd.†	101,383
800	Kissei Pharmaceutical Co., Ltd.	15,504
1,500	Kito Corp.	22,575
2,600	Kitz Corp.	17,670
1,600	Kiyo Bank, Ltd. (The)	20,696
300	Kobayashi Pharmaceutical Co., Ltd.†	25,627
1,800	Kobe Bussan Co., Ltd.	56,708
4,400	Kobe Steel, Ltd.	28,239
900	Kohnan Shoji Co., Ltd.	30,946
1,300	Koito Manufacturing Co., Ltd.	80,859
1,500	Kokuyo Co., Ltd.	23,426
8,600	Komatsu, Ltd.	213,694
1,100	KOMEDA Holdings Co., Ltd.	20,496
1,000	Komeri Co., Ltd.	23,565
1,400	Komori Corp.	10,245
700	Konami Holdings Corp.	42,027
6,900	Konica Minolta, Inc.	38,135
1,200	Konoike Transport Co., Ltd.	13,091
100	Kose Corp.	15,734
3,200	Kubota Corp.†	64,723
400	Kumagai Gumi Co., Ltd.	10,081
2,700	Kuraray Co., Ltd.†	25,932
400	Kureha Corp.	23,151
700	Kurita Water Industries, Ltd.	33,584
1,400	Kyocera Corp.	86,549
1,500	Kyoei Steel, Ltd.	19,551
1,700	Kyokuto Kaihatsu Kogyo Co., Ltd.	24,132
500	KYORIN Holdings, Inc.	8,155
1,000	Kyowa Exeo Corp.	24,619
600	Kyudenko Corp.	19,254
2,400	Kyushu Electric Power Co., Inc.	18,471
5,000	Kyushu Financial Group, Inc.	17,643
1,200	Kyushu Railway Co.	27,069
600	Lasertec Corp.	116,603

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
400	Lawson, Inc.†	$18,507
1,000	Lintec Corp.	21,693
1,100	Lion Corp.	18,634
2,600	LIXIL Corp.	67,238
500	M&A Capital Partners Co., Ltd.*	24,394
2,800	M3, Inc.	204,477
700	Mabuchi Motor Co., Ltd.†	26,464
1,300	Macnica Fuji Electronics Holdings, Inc.	31,255
900	Macromill, Inc.	6,902
3,800	Maeda Corp.†	32,939
800	Maeda Kosen Co., Ltd.	25,132
400	Maeda Road Construction Co., Ltd.	7,856
600	Makino Milling Machine Co., Ltd.	24,196
900	Makita Corp.	42,369
6,900	Marubeni Corp.	60,003
800	Marudai Food Co., Ltd.	12,206
700	Maruha Nichiro Corp.	14,876
2,200	Marui Group Co., Ltd.	41,348
700	Maruichi Steel Tube, Ltd.	16,439
2,200	Marusan Securities Co., Ltd.	11,961
900	Matsui Securities Co., Ltd.	6,562
700	Matsumotokiyoshi Holdings Co., Ltd.	30,906
1,700	Maxell Holdings, Ltd.*	19,005
4,100	Mazda Motor Corp.*	38,529
500	McDonald's Holdings Co. Japan, Ltd.†	22,053
9,000	Mebuki Financial Group, Inc.	18,957
1,000	Medipal Holdings Corp.	19,101
1,000	Megachips Corp.	28,669
1,000	Megmilk Snow Brand Co., Ltd.	19,029
1,700	Meidensha Corp.	33,803
1,000	MEIJI Holdings Co., Ltd.	59,859
1,200	Meiko Electronics Co., Ltd.	35,213
500	Meitec Corp.	27,049
600	Milbon Co., Ltd.	33,917
1,200	Mimasu Semiconductor Industry Co., Ltd.	29,607
2,200	MINEBEA MITSUMI, Inc.	58,201
1,600	Mirait Holdings Corp.	28,387
1,000	MISUMI Group, Inc.	33,845
15,300	Mitsubishi Chemical Holdings Corp.	128,562
5,500	Mitsubishi Corp.	149,908
13,000	Mitsubishi Electric Corp.	188,690
Shares		Value (Note 1)
	Japan (Continued)
5,800	Mitsubishi Estate Co., Ltd.	$93,791
1,700	Mitsubishi Gas Chemical Co., Inc.	36,052
13,800	Mitsubishi HC Capital, Inc.	73,910
1,000	Mitsubishi Heavy Industries, Ltd.	29,425
900	Mitsubishi Logistics Corp.	26,653
1,000	Mitsubishi Materials Corp.	19,938
5,200	Mitsubishi Motors Corp.*	14,604
51,700	Mitsubishi UFJ Financial Group, Inc.	279,267
6,000	Mitsui & Co., Ltd.	135,047
2,500	Mitsui Chemicals, Inc.	86,300
2,100	Mitsui E&S Holdings Co., Ltd.*	9,811
4,700	Mitsui Fudosan Co., Ltd.	108,854
600	Mitsui High-Tec, Inc.	34,511
1,900	Mitsui Mining & Smelting Co., Ltd.	52,676
1,200	Mitsui OSK Lines, Ltd.	57,680
800	Mitsui-Soko Holdings Co., Ltd.	18,190
300	Miura Co., Ltd.	13,002
1,000	Mixi, Inc.	26,374
700	Miyazaki Bank, Ltd. (The)	12,476
9,790	Mizuho Financial Group, Inc.	139,895
1,000	Mizuho Leasing Co., Ltd.	33,710
300	Mochida Pharmaceutical Co., Ltd.	9,829
400	Modec, Inc.	7,410
3,300	Monex Group, Inc.	22,219
600	Monogatari Corp. (The)	40,344
1,600	MonotaRO Co., Ltd.	37,877
400	Morinaga & Co. Ltd/Japan	12,782
700	Morinaga Milk Industry Co., Ltd.	36,482
1,800	MS&AD Insurance Group Holdings, Inc.	51,977
3,300	Murata Manufacturing Co., Ltd.	251,952
2,000	Musashi Seimitsu Industry Co., Ltd.	44,538
1,000	Musashino Bank, Ltd. (The)	15,032
1,200	Nabtesco Corp.†	45,367
600	Nachi-Fujikoshi Corp.	21,117
1,500	Nagase & Co., Ltd.	22,386
1,300	Nagoya Railroad Co., Ltd.	24,176
1,200	Nankai Electric Railway Co., Ltd.	25,632
800	Nanto Bank, Ltd. (The)	13,228
2,600	NEC Corp.	133,867
1,100	NET One Systems Co., Ltd.	36,289
1,900	Nexon Co., Ltd.	42,346
2,000	NGK Insulators, Ltd.	33,557
2,500	NGK Spark Plug Co., Ltd.†	37,040

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
1,000	NH Foods, Ltd.	$38,886
2,400	NHK Spring Co., Ltd.	19,702
1,300	Nichi-iko Pharmaceutical Co., Ltd.	10,415
1,200	Nichias Corp.	30,190
700	Nichiha Corp.	17,787
800	Nichirei Corp.	21,020
900	Nidec Corp.	104,303
1,600	Nifco, Inc.	60,417
700	Nihon Kohden Corp.	19,974
2,000	Nihon M&A Center, Inc.	51,866
1,800	Nihon Parkerizing Co., Ltd.	17,968
900	Nihon Unisys, Ltd.	27,058
1,700	Nikkiso Co., Ltd.†	17,093
1,300	Nikkon Holdings Co., Ltd.	28,295
3,000	Nikon Corp.	32,000
500	Nintendo Co., Ltd.	290,832
900	Nippn Corp.	12,711
1,200	Nippo Corp.	34,187
600	Nippon Carbon Co., Ltd.	22,629
700	Nippon Densetsu Kogyo Co., Ltd.	11,373
900	Nippon Electric Glass Co., Ltd.	21,144
1,200	Nippon Express Co., Ltd.	91,381
1,800	Nippon Gas Co., Ltd.	30,590
1,520	Nippon Light Metal Holdings Co., Ltd.	25,585
1,200	Nippon Paper Industries Co., Ltd.	13,437
1,200	Nippon Sanso Holdings Corp.	24,595
1,200	Nippon Seiki Co., Ltd.	12,800
300	Nippon Shinyaku Co., Ltd.	23,790
400	Nippon Shokubai Co., Ltd.	19,227
2,600	Nippon Signal Co., Ltd.	21,438
900	Nippon Soda Co., Ltd.	26,045
5,500	Nippon Steel Corp.	92,752
500	Nippon Steel Trading Corp.	19,668
3,600	Nippon Suisan Kaisha, Ltd.	17,142
8,000	Nippon Telegraph & Telephone Corp.	208,434
530	Nippon Yakin Kogyo Co., Ltd.	10,829
1,800	Nippon Yusen KK	91,219
2,200	Nipro Corp.	26,001
2,000	Nishi-Nippon Financial Holdings, Inc.	11,378
900	Nishi-Nippon Railroad Co., Ltd.	21,808
1,000	Nishimatsu Construction Co., Ltd.	31,145
1,600	Nishimatsuya Chain Co., Ltd.	21,704
700	Nishio Rent All Co., Ltd.	19,533
Shares		Value (Note 1)
	Japan (Continued)
800	Nissan Chemical Corp.	$39,174
12,900	Nissan Motor Co., Ltd.*	64,015
1,100	Nissha Co., Ltd.†	16,545
800	Nisshin Oillio Group, Ltd. (The)	22,107
1,400	Nisshin Seifun Group, Inc.	20,478
5,700	Nisshinbo Holdings, Inc.†	49,204
400	Nissin Foods Holdings Co., Ltd.	28,804
500	Nitori Holdings Co., Ltd.	88,483
900	Nitto Denko Corp.	67,159
700	Nitto Kogyo Corp.	11,487
300	Noevir Holdings Co., Ltd.	15,230
700	NOF Corp.	36,482
1,100	Nojima Corp.	27,189
1,500	NOK Corp.	18,606
1,800	Nomura Co., Ltd.	15,473
14,300	Nomura Holdings, Inc.	73,086
1,500	Nomura Real Estate Holdings, Inc.	38,049
1,500	Nomura Research Institute, Ltd.	49,620
300	Noritake Co., Ltd.	11,396
700	Noritsu Koki Co., Ltd.†	14,971
7,800	North Pacific Bank, Ltd.	16,570
800	NSD Co., Ltd.	13,365
2,900	NSK, Ltd.	24,511
10,800	NTN Corp.*	28,192
4,900	NTT Data Corp.	76,436
600	Obara Group, Inc.†	20,577
6,000	Obayashi Corp.	47,689
200	Obic Co., Ltd.	37,283
2,100	Odakyu Electric Railway Co., Ltd.	53,041
1,100	Ogaki Kyoritsu Bank, Ltd. (The)	18,357
8,800	Oji Holdings Corp.	50,537
1,000	Okamura Corp.	13,529
4,600	Okasan Securities Group, Inc.	17,225
1,800	Oki Electric Industry Co., Ltd.	16,494
500	Okinawa Cellular Telephone Co.	23,088
1,155	Okinawa Electric Power Co., Inc. (The)	14,399
500	OKUMA Corp.	24,439
700	Okumura Corp.	18,405
8,100	Olympus Corp.	160,987
500	Omron Corp.	39,651
2,000	Ono Pharmaceutical Co., Ltd.	44,628
3,700	Onward Holdings Co., Ltd.	11,190
1,200	Open House Co., Ltd.	56,384
200	Oracle Corp. Japan	15,302

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
8,100	Orient Corp.	$10,645
200	Oriental Land Co., Ltd.	28,498
11,000	ORIX Corp.	185,602
2,000	Osaka Gas Co., Ltd.	37,247
1,100	OSG Corp.	19,070
700	Otsuka Corp.	36,734
1,100	Otsuka Holdings Co., Ltd.†	45,616
1,900	Outsourcing, Inc.	34,530
1,600	Pacific Industrial Co., Ltd.	17,239
900	Pacific Metals Co., Ltd.	13,788
3,600	Pan Pacific International Holdings Corp.	74,725
28,200	Panasonic Corp.	326,307
1,500	Park24 Co., Ltd.*	27,247
3,900	Penta-Ocean Construction Co., Ltd.	27,136
800	PeptiDream, Inc.*	39,246
1,300	Persol Holdings Co., Ltd.	25,685
1,000	Pigeon Corp.†	28,174
500	Pilot Corp.	16,922
1,100	Piolax, Inc.	15,129
900	Pola Orbis Holdings, Inc.†	23,769
2,500	Press Kogyo Co., Ltd.†	7,809
600	Pressance Corp.	8,069
1,100	Prima Meat Packers, Ltd.	29,754
1,300	Qol Holdings Co., Ltd.	18,138
900	Raito Kogyo Co., Ltd.	14,631
2,000	Rakuten Group, Inc.	22,575
7,700	Recruit Holdings Co., Ltd.	379,126
900	Relo Group, Inc.	20,577
6,700	Renesas Electronics Corp.*	72,431
2,800	Rengo Co., Ltd.	23,313
10,600	Resona Holdings, Inc.	40,761
1,100	Resorttrust, Inc.	17,961
5,100	Ricoh Co., Ltd.	57,246
400	Ricoh Leasing Co., Ltd.	12,404
400	Rinnai Corp.	38,058
4,000	Riso Kyoiku Co., Ltd.	11,990
100	Rohm Co., Ltd.	9,244
700	Rohto Pharmaceutical Co., Ltd.	18,808
300	Rorze Corp.	26,410
500	Ryobi, Ltd.	6,981
2,000	Ryohin Keikaku Co., Ltd.	41,946
200	Ryosan Co., Ltd.	3,635
600	S Foods, Inc.	17,769
1,300	Sakata INX Corp.	11,830
Shares		Value (Note 1)
	Japan (Continued)
2,700	Sala Corp.	$14,096
1,800	SAMTY Co., Ltd.	34,527
300	San-A Co., Ltd.	11,396
2,100	San-Ai Oil Co., Ltd.	24,309
3,000	San-In Godo Bank, Ltd. (The)	14,555
1,200	Sangetsu Corp.	16,721
900	Sanken Electric Co., Ltd.	44,799
1,300	Sanki Engineering Co., Ltd.	16,441
600	Sankyo Co., Ltd.	15,322
500	Sankyu, Inc.	21,671
2,200	Santen Pharmaceutical Co., Ltd.	30,298
2,300	Sanwa Holdings Corp.	28,239
500	Sanyo Chemical Industries, Ltd.	24,349
300	Sanyo Denki Co., Ltd.	20,739
1,200	Sapporo Holdings, Ltd.†	24,973
900	Sato Holdings Corp.	22,068
400	Sawai Group Holdings Co., Ltd.	17,823
1,900	SBI Holdings, Inc.	44,945
300	SCREEN Holdings Co., Ltd.	29,650
200	SCSK Corp.	11,918
900	Secom Co., Ltd.	68,406
2,100	Sega Sammy Holdings, Inc.	27,560
3,000	Seibu Holdings, Inc.†	35,159
1,000	Seikagaku Corp.	9,730
4,500	Seiko Epson Corp.	79,148
700	Seiko Holdings Corp.	13,969
1,600	Seino Holdings Co., Ltd.	20,509
1,400	Seiren Co., Ltd.	27,648
4,200	Sekisui Chemical Co., Ltd.	71,793
3,700	Sekisui House, Ltd.	75,885
8,500	Senshu Ikeda Holdings, Inc.	12,165
600	Seria Co., Ltd.	22,116
6,900	Seven & i Holdings Co., Ltd.	328,991
7,000	Seven Bank, Ltd.	14,870
1,800	SG Holdings Co., Ltd.	47,197
1,900	Sharp Corp.	31,349
600	Shibuya Corp.†	16,769
1,000	Shiga Bank, Ltd. (The)	17,481
1,700	Shikoku Electric Power Co., Inc.	11,568
900	Shima Seiki Manufacturing, Ltd.	15,384
1,000	Shimadzu Corp.	38,661
200	Shimamura Co., Ltd.	19,191
200	Shimano, Inc.	47,437
3,500	Shimizu Corp.	26,842
1,400	Shin-Etsu Chemical Co., Ltd.	234,142

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
2,000	Shin-Etsu Polymer Co., Ltd.	$18,471
1,100	Shinko Electric Industries Co., Ltd.	40,249
1,700	Shinmaywa Industries, Ltd.	14,675
1,800	Shinsei Bank, Ltd.	23,607
1,000	Shionogi & Co., Ltd.	52,127
1,200	Ship Healthcare Holdings, Inc.	28,008
600	Shiseido Co., Ltd.†	44,130
4,800	Shizuoka Bank, Ltd. (The)†	37,114
2,800	Shizuoka Gas Co., Ltd.†	25,078
300	SHO-BOND Holdings Co., Ltd.	12,489
300	Shoei Co., Ltd.	11,328
1,300	Showa Denko KK	38,616
1,000	Siix Corp.†	12,791
1,100	Sinfonia Technology Co., Ltd.	12,367
3,900	SKY Perfect JSAT Holdings, Inc.	14,218
2,600	Skylark Holdings Co., Ltd.*,†	36,111
100	SMC Corp.	59,094
1,300	SMS Co., Ltd.	38,908
2,700	Sodick Co., Ltd.†	24,814
11,900	SoftBank Corp.	155,692
11,100	SoftBank Group Corp.	776,835
500	Sohgo Security Services Co., Ltd.	22,773
7,800	Sojitz Corp.	23,520
2,000	Sompo Holdings, Inc.	73,919
8,500	Sony Group Corp.	827,467
800	Sotetsu Holdings, Inc.	15,763
400	Square Enix Holdings Co., Ltd.	19,839
400	Stanley Electric Co., Ltd.	11,576
1,600	Star Micronics Co., Ltd.	24,354
800	Starts Corp., Inc.	20,473
6,000	Subaru Corp.	118,358
200	Sugi Holdings Co., Ltd.	14,582
3,600	SUMCO Corp.†	88,303
13,500	Sumitomo Chemical Co., Ltd.	71,574
3,800	Sumitomo Corp.	50,897
1,500	Sumitomo Dainippon Pharma Co., Ltd.	31,433
5,300	Sumitomo Electric Industries, Ltd.	78,192
1,600	Sumitomo Forestry Co., Ltd.†	29,308
1,700	Sumitomo Heavy Industries, Ltd.	46,825
1,100	Sumitomo Metal Mining Co., Ltd.	42,824
3,600	Sumitomo Mitsui Construction Co., Ltd.	15,295
5,600	Sumitomo Mitsui Financial Group, Inc.	193,060
Shares		Value (Note 1)
	Japan (Continued)
1,900	Sumitomo Mitsui Trust Holdings, Inc.	$60,338
900	Sumitomo Osaka Cement Co., Ltd.	24,466
1,700	Sumitomo Realty & Development Co., Ltd.	60,750
3,700	Sumitomo Rubber Industries, Ltd.†	51,056
400	Sumitomo Seika Chemicals Co., Ltd.	12,962
900	Sumitomo Warehouse Co., Ltd. (The)	12,938
2,600	Sun Frontier Fudousan Co., Ltd.	24,480
700	Sundrug Co., Ltd.	22,242
1,100	Suntory Beverage & Food, Ltd.†	41,388
400	Suzuken Co., Ltd.	11,720
2,700	Suzuki Motor Corp.	114,251
900	Sysmex Corp.	106,935
1,700	Systena Corp.	32,578
800	T Hasegawa Co., Ltd.	17,715
2,400	T&D Holdings, Inc.	31,022
700	Tachi-S Co., Ltd.	9,363
2,200	Tadano, Ltd.	22,971
1,800	Taiheiyo Cement Corp.	39,485
3,200	Taisei Corp.	104,847
200	Taisho Pharmaceutical Holdings Co., Ltd.	10,712
300	Taiyo Holdings Co., Ltd.	14,177
1,600	Taiyo Yuden Co., Ltd.	79,067
500	Takara Holdings, Inc.	6,233
1,600	Takashimaya Co., Ltd.	17,398
6,700	Takeda Pharmaceutical Co., Ltd.	224,288
1,200	Takeuchi Manufacturing Co., Ltd.	29,888
2,100	Tamura Corp.†	15,746
1,200	TDK Corp.	145,713
1,800	TechnoPro Holdings, Inc.	42,580
4,200	Teijin, Ltd.	64,005
400	Tekken Corp.	6,632
3,300	Terumo Corp.	133,729
1,300	THK Co., Ltd.†	38,791
1,200	TIS, Inc.	30,644
3,100	Toagosei Co., Ltd.†	31,504
1,500	Tobu Railway Co., Ltd.	38,778
2,200	Tocalo Co., Ltd.	27,783
3,500	Toda Corp.	24,101
600	Toho Co., Ltd	24,736
500	Toho Gas Co., Ltd.	24,484
1,500	Toho Holdings Co., Ltd.	24,128

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
3,300	Tohoku Electric Power Co., Inc.	$25,843
3,600	Tokai Carbon Co., Ltd.†	49,644
1,300	TOKAI Holdings Corp.	10,590
1,300	Tokai Rika Co., Ltd.	20,841
4,800	Tokai Tokyo Financial Holdings, Inc.	17,023
200	Token Corp.	18,273
2,400	Tokio Marine Holdings, Inc.	110,349
1,100	Tokuyama Corp.	22,397
700	Tokyo Century Corp.	37,616
9,100	Tokyo Electric Power Co. Holdings, Inc.*	27,031
1,100	Tokyo Electron, Ltd.	476,061
2,400	Tokyo Gas Co., Ltd.	45,302
1,400	Tokyo Kiraboshi Financial Group, Inc.	18,852
500	Tokyo Ohka Kogyo Co., Ltd.	31,550
800	Tokyo Seimitsu Co., Ltd.	36,221
2,000	Tokyo Steel Manufacturing Co., Ltd.	19,947
2,700	Tokyo Tatemono Co., Ltd.†	38,497
400	Tokyotokeiba Co., Ltd.	16,328
1,700	Tokyu Construction Co., Ltd.	12,043
1,600	Tokyu Corp.	21,762
6,100	Tokyu Fudosan Holdings Corp.	36,679
5,300	TOMONY Holdings, Inc.	13,978
1,900	Tomy Co., Ltd.	16,282
1,500	Toppan Printing Co., Ltd.	24,101
1,100	Topre Corp.	15,753
500	Topy Industries, Ltd.	5,833
16,200	Toray Industries, Inc.	107,776
1,300	Tosei Corp.	12,556
1,200	Toshiba Corp.†	51,902
500	Toshiba TEC Corp.	20,568
3,600	Tosoh Corp.	62,087
600	TOTO, Ltd.	31,054
900	Towa Pharmaceutical Co., Ltd.	21,906
3,100	Toyo Construction Co., Ltd.	15,822
500	Toyo Ink SC Holdings Co., Ltd.	8,857
1,000	Toyo Seikan Group Holdings, Ltd.	13,655
800	Toyo Suisan Kaisha, Ltd.	30,784
1,600	Toyo Tire Corp.†	33,816
2,500	Toyobo Co., Ltd.	29,997
500	Toyoda Gosei Co., Ltd.	12,309
700	Toyota Industries Corp.	60,552
20,300	Toyota Motor Corp.	1,774,274
Shares		Value (Note 1)
	Japan (Continued)
1,400	Toyota Tsusho Corp.	$66,160
600	TPR Co., Ltd.	7,977
1,200	Trend Micro, Inc.	62,865
800	Tri Chemical Laboratories, Inc.	23,691
300	Trusco Nakayama Corp.	7,648
1,600	TS Tech Co., Ltd.	24,700
600	Tsubakimoto Chain Co.	17,120
1,900	Tsugami Corp.	29,228
700	Tsumura & Co.	22,022
200	Tsuruha Holdings, Inc.	23,241
700	TV Asahi Holdings Corp.	11,096
1,000	UACJ Corp.	25,051
2,000	Ube Industries, Ltd.	40,488
500	Ulvac, Inc.†	25,339
1,500	Unicharm Corp.	60,354
800	Unipres Corp.	6,575
800	United Arrows, Ltd.	15,489
1,100	United Super Markets Holdings, Inc.	10,743
2,000	Ushio, Inc.	36,545
1,300	USS Co., Ltd.	22,678
600	UT Group Co., Ltd.	17,499
400	V Technology Co., Ltd.	19,227
1,200	Valor Holdings Co., Ltd.	24,455
1,000	Valqua, Ltd.	19,560
1,400	Vital KSK Holdings, Inc.	9,023
3,800	VT Holdings Co., Ltd.	15,768
800	Wacoal Holdings Corp.	18,111
3,000	Wacom Co., Ltd.	19,065
800	Welcia Holdings Co., Ltd.	26,140
1,000	West Japan Railway Co.	57,014
300	Workman Co., Ltd.†	21,009
1,000	Xebio Holdings Co., Ltd.	8,704
400	Yakult Honsha Co., Ltd.	22,647
4,400	Yamada Holdings Co., Ltd.	20,318
2,100	Yamaguchi Financial Group, Inc.	11,984
500	Yamaha Corp.	27,139
4,200	Yamaha Motor Co., Ltd.†	114,173
2,400	Yamato Holdings Co., Ltd.	68,266
900	Yamato Kogyo Co., Ltd.	29,772
1,200	Yamazaki Baking Co., Ltd.†	16,915
400	Yaoko Co., Ltd.†	22,935
1,200	Yellow Hat, Ltd.	21,257
600	Yokogawa Bridge Holdings Corp.	11,369
1,200	Yokogawa Electric Corp.	17,931
2,500	Yokohama Reito Co., Ltd.	19,848

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Japan (Continued)
2,100	Yokohama Rubber Co., Ltd. (The)†	$44,970
19,800	Z Holdings Corp.	99,236
700	Zenkoku Hosho Co., Ltd.	30,087
900	Zensho Holdings Co., Ltd.	23,113
2,300	Zeon Corp.	31,821
600	ZOZO, Inc.	20,388
		34,197,941
	Netherlands—2.3%
1,275	Aalberts NV	68,516
1,069	ABN AMRO Bank NV, CVA*,#	12,919
722	Accell Group NV*	38,782
78	Adyen NV*,#	190,573
13,837	Aegon NV	57,409
1,266	Akzo Nobel NV	156,421
580	AMG Advanced Metallurgical Group NV	19,807
576	Amsterdam Commodities NV	15,640
882	APERAM SA	45,190
2,093	Arcadis NV†	85,671
5,174	ArcelorMittal SA	158,592
802	ASM International NV	263,419
2,066	ASML Holding NV	1,419,391
2,865	ASR Nederland NV	110,714
1,377	Basic-Fit NV*,#	58,878
1,008	BE Semiconductor Industries NV	85,507
1,770	Boskalis Westminster	56,793
1,216	Coca-Cola European Partners Plc	71,430
988	Corbion NV	56,467
691	Flow Traders#	29,726
2,215	Fugro NV*	21,229
490	GrandVision NV#	16,385
2,032	Heineken NV	246,245
14,743	ING Groep NV	194,744
2,027	Intertrust NV*,#	36,485
10,441	Koninklijke Ahold Delhaize NV	310,377
7,677	Koninklijke BAM Groep NV*	21,319
824	Koninklijke DSM NV	153,789
56,357	Koninklijke KPN NV	176,018
3,491	Koninklijke Philips NV	172,988
899	Koninklijke Vopak NV	40,827
1,567	NN Group NV	73,914
1,110	OCI NV*	27,008
4,749	Ordina NV	21,286
11,318	PostNL NV	61,358
Shares		Value (Note 1)
	Netherlands (Continued)
1,111	Prosus NV*	$108,643
1,299	Randstad NV	99,349
3,497	SBM Offshore NV	53,138
2,451	Signify NV#	155,021
839	Sligro Food Group NV*	24,622
1,271	TKH Group NV	64,112
1,381	TomTom NV*	11,569
388	Van Lanschot Kempen NV	9,869
2,640	Wolters Kluwer NV	265,206
		5,367,346
	New Zealand—0.2%
15,320	Air New Zealand, Ltd.*,†	16,598
3,965	Auckland International Airport, Ltd.*	20,149
6,975	Chorus, Ltd.	31,203
5,950	Contact Energy, Ltd.	34,437
1,501	EBOS Group, Ltd.	33,889
2,488	Fisher & Paykel Healthcare Corp., Ltd.	54,121
3,726	Fletcher Building, Ltd.	19,586
3,759	Freightways, Ltd.	33,107
11,751	Heartland Group Holdings, Ltd.†	17,003
13,666	Infratil, Ltd.	73,555
7,008	Kathmandu Holdings, Ltd.†	7,887
1,307	Mainfreight, Ltd.	70,301
5,736	Meridian Energy, Ltd.	21,370
1,991	Port of Tauranga, Ltd.	9,784
684	Restaurant Brands New Zealand, Ltd.*	6,861
1,854	Ryman Healthcare, Ltd.	17,016
9,536	SKYCITY Entertainment Group, Ltd.*	23,396
15,590	Spark New Zealand, Ltd.	52,308
4,024	Summerset Group Holdings, Ltd.	37,719
6,133	Z Energy, Ltd.	11,746
		592,036
	Norway—0.6%
21,108	ABG Sundal Collier Holding ASA	24,123
751	Aker BP ASA	23,934
4,348	Aker Solutions ASA*	8,090
593	Atea ASA*	11,529
629	Atlantic Sapphire ASA*	6,641
2,299	Austevoll Seafood ASA	28,517

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Norway (Continued)
11,411	B2Holding ASA*	$13,054
438	Bakkafrost P/F	36,169
480	Bonheur ASA	13,575
1,580	Borregaard ASA	34,499
1,094	BW Energy, Ltd.*	3,329
6,229	BW LPG, Ltd.#	40,224
5,362	BW Offshore, Ltd.	19,168
4,966	DNB ASA	108,200
12,792	DNO ASA*	14,916
12,646	Equinor ASA	267,574
4,440	Europris ASA#	27,846
1,329	FLEX LNG, Ltd.	19,217
453	Gjensidige Forsikring ASA	9,986
768	Grieg Seafood ASA*,†	7,912
2,196	Mowi ASA	55,855
864	Nordic Semiconductor ASA*	21,896
13,327	Norsk Hydro ASA	85,038
1,595	Norwegian Finans Holding ASA	17,960
5,186	Odfjell Drilling, Ltd.*	14,419
4,229	Orkla ASA	43,075
10,139	PGS ASA*	5,334
1,686	Protector Forsikring ASA	16,194
397	Salmar ASA	26,337
1,776	Sbanken ASA#	22,112
1,104	Scatec ASA#	29,234
404	Schibsted ASA, Class B	16,826
1,199	SpareBank 1 SR-Bank ASA	15,833
4,353	Storebrand ASA	39,434
2,103	Subsea 7 SA	20,189
4,815	Telenor ASA	81,143
1,294	TGS ASA	16,494
888	TOMRA Systems ASA	48,989
1,273	Veidekke ASA	17,032
1,410	Yara International ASA	74,216
		1,386,113
	Portugal—0.1%
3,185	Altri SGPS SA	19,789
2,841	CTT-Correios de Portugal SA	16,237
932	EDP Renovaveis SA	21,594
18,638	Energias de Portugal SA	98,787
6,892	Galp Energia SGPS SA	74,792
1,861	Jeronimo Martins SGPS SA	33,939
5,953	Navigator Co. SA (The)†	20,343
3,482	NOS SGPS SA	12,205
Shares		Value (Note 1)
	Portugal (Continued)
10,709	Redes Energeticas Nacionais SGPS SA	$29,714
20,529	Sonae SGPS SA	19,474
		346,874
	Singapore—0.6%
35,700	Accordia Golf Trust§	565
23,500	Ascendas India Trust	24,292
14,400	CapitaLand, Ltd.	39,729
3,400	City Developments, Ltd.	18,432
23,400	ComfortDelGro Corp., Ltd.	28,539
3,900	Dairy Farm International Holdings, Ltd.	16,536
10,322	DBS Group Holdings, Ltd.	228,823
18,300	First Resources, Ltd.	18,236
132,400	Golden Agri-Resources, Ltd.	22,646
100	Great Eastern Holdings, Ltd.	1,655
11,200	GuocoLand, Ltd.	13,326
1,300	Haw Par Corp., Ltd.	13,245
5,500	Hongkong Land Holdings, Ltd.	26,180
1,000	Jardine Cycle & Carriage, Ltd.	15,885
9,600	Keppel Corp., Ltd.	39,051
57,577	Keppel Infrastructure Trust	23,764
14,800	NetLink NBN Trust	10,456
21,139	Oversea-Chinese Banking Corp., Ltd.	187,857
3,200	SATS, Ltd.*	9,352
10,100	Sembcorp Industries, Ltd.	16,073
160,601	Sembcorp Marine, Ltd.*,†	14,332
19,200	Sheng Siong Group, Ltd.	22,560
9,299	Singapore Airlines, Ltd.*	33,539
5,400	Singapore Exchange, Ltd.	44,896
32,900	Singapore Post, Ltd.	17,493
33,100	Singapore Press Holdings, Ltd.†	42,092
8,200	Singapore Technologies Engineering, Ltd.	23,599
35,400	Singapore Telecommunications, Ltd.	60,286
8,100	United Overseas Bank, Ltd.	155,531
6,300	UOL Group, Ltd.	34,201
1,800	Venture Corp., Ltd.	25,714
9,500	Wilmar International, Ltd.	31,791
15,000	Wing Tai Holdings, Ltd.	20,079
29,500	Yangzijiang Shipbuilding Holdings, Ltd.	30,933
		1,311,688

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	South Africa—0.0%
809	Thungela Resources, Ltd.*,†	$2,227
	Spain—1.4%
229	Acciona SA†	34,567
2,154	Acerinox SA	26,014
3,169	ACS Actividades de Construccion y Servicios SA	84,885
334	Aena SME SA*,#	54,772
1,148	Almirall SA	20,024
1,107	Amadeus IT Group SA*	77,865
4,833	Applus Services SA*	47,221
30,522	Banco Bilbao Vizcaya Argentaria SA	189,209
13,416	Banco Bilbao Vizcaya Argentaria SA, SP ADR*	83,313
71,163	Banco de Sabadell SA*	48,452
116,729	Banco Santander SA	445,616
5,075	Bankinter SA	25,509
18,312	CaixaBank SA†	56,325
996	Cellnex Telecom SA#	63,444
796	Cia de Distribucion Integral Logista Holdings SA	16,366
861	CIE Automotive SA	25,482
318	Construcciones y Auxiliar de Ferrocarriles SA	13,405
535	Ebro Foods SA†	11,241
3,909	Enagas SA	90,315
1,943	Endesa SA†	47,138
4,660	Ercros SA*	18,511
1,575	Euskaltel SA#	20,506
3,991	Faes Farma SA	15,929
1,158	Ferrovial SA	33,984
598	Fluidra SA	23,719
4,339	Global Dominion Access SA#,†	22,484
1,891	Grifols SA†	51,213
364	Grupo Catalana Occidente SA	14,049
50,592	Iberdrola SA	616,692
4,293	Indra Sistemas SA*	39,171
6,499	Industria de Diseno Textil SA	228,951
21,228	Liberbank SA	7,793
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros*	10,633
7,728	Mapfre SA†	16,334
1,581	Mediaset Espana Comunicacion SA*	9,917
4,190	Melia Hotels International SA*,†	31,002
Shares		Value (Note 1)
	Spain (Continued)
2,767	Naturgy Energy Group SA	$71,131
2,459	Prosegur Cia de Seguridad SA	8,047
3,850	Red Electrica Corp. SA†	71,467
7,674	Repsol SA†	96,036
10,048	Sacyr SA†,§	25,521
251	Sacyr SA§	637
826	Siemens Gamesa Renewable Energy SA	27,581
47,366	Telefonica SA§	221,343
3,839	Tubacex SA*,†	6,764
8,173	Unicaja Banco SA#	8,383
172	Vidrala SA	20,558
582	Viscofan SA	40,578
1,480	Zardoya Otis SA	10,196
		3,230,293
	Sweden—2.3%
984	AAK AB	22,053
1,552	AcadeMedia AB#	14,653
1,720	Adapteo Oyj	32,961
576	AddLife AB	17,701
1,041	AddNode Group AB	38,316
2,288	AddTech AB Class B	37,964
1,023	AFRY AB	33,661
1,926	Alfa Laval AB	68,033
933	Alimak Group AB#	15,219
556	Annehem Fastigheter AB, Class B*	2,118
5,483	Arjo AB, Class B	56,508
2,763	Assa Abloy AB, Class B	83,231
5,277	Atlas Copco AB, Class A	323,103
1,616	Atlas Copco AB, Class B	84,972
3,696	Attendo AB*,#	16,912
1,217	Avanza Bank Holding AB	37,954
1,206	Axfood AB	33,356
1,079	Beijer Alma AB	21,484
2,259	Betsson AB, Class B*	18,424
1,218	Bilia AB, Class A	25,803
1,635	BillerudKorsnas AB	32,449
475	BioGaia AB, Class B†	26,419
981	Biotage AB	23,224
2,318	Boliden AB	89,111
1,253	Bonava AB, Class B	13,785
1,482	Bravida Holding AB#	21,438
1,632	Bure Equity AB	70,520
1,751	Castellum AB	44,562

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Sweden (Continued)
447	Catena AB	$23,932
7,868	Cloetta AB, Class B	23,481
1,370	Coor Service Management Holding AB#	10,854
14,402	Corem Property Group AB, Class B	32,614
2,643	Dios Fastigheter AB	27,378
2,657	Dometic Group AB#	45,250
2,421	Dustin Group AB#	31,967
2,954	Electrolux AB, Series B	81,909
3,376	Electrolux Professional AB, Class B*	23,925
1,639	Elekta AB, Class B	23,748
4,082	Epiroc AB, Class A	93,010
1,112	Epiroc AB, Class B	21,823
4,623	Essity AB, Class B	153,306
873	Evolution AB#	137,956
1,567	Fabege AB	25,140
2,158	Fagerhult AB	17,298
612	Fastighets AB Balder, Class B*	38,402
2,139	Getinge AB, Class B	80,680
1,494	Granges AB	20,757
6,778	Hennes & Mauritz AB, Class B*	160,776
4,452	Hexagon AB, Class B	65,963
1,573	Hexpol AB	19,428
3,175	Hoist Finance AB*,#,†	12,911
833	Holmen AB, Class B	37,600
690	Hufvudstaden AB, Class A	11,731
4,148	Husqvarna AB, Class B	55,109
588	ICA Gruppen AB	27,366
2,319	Indutrade AB	59,343
293	Instalco AB	12,154
631	Intrum AB	20,652
3,518	Inwido AB	60,839
1,080	JM AB	37,341
1,855	Kindred Group Plc,	29,078
1,219	KNOW IT AB	39,954
1,646	Kungsleden AB	19,926
5,226	Lagercrantz Group AB	56,851
1,140	Lifco AB, Class B	26,641
1,567	Lindab International AB	36,565
981	Loomis AB	30,686
801	Lundin Energy AB†	28,341
2,179	Mekonomen AB*	36,002
1,207	Millicom International Cellular SA, ADR*	47,783
Shares		Value (Note 1)
	Sweden (Continued)
146	MIPS AB	$12,556
1,742	Modern Times Group MTG AB, Class B*	23,591
432	Mycronic AB	13,034
2,452	Nibe Industrier AB, Class B	25,792
3,170	Nobia AB	27,040
1,697	Nobina AB#	15,407
3,940	Nolato AB, Class B	38,764
700	Nordic Entertainment Group AB*	30,836
2,599	Nordic Waterproofing Holding AB	56,122
1,681	Nyfosa AB	22,726
609	Pandox AB*,†	10,133
2,782	Peab AB, Class B	34,360
1,578	Platzer Fastigheter Holding AB, Class B	23,933
4,394	Ratos AB, Class B	26,647
5,625	Resurs Holding AB#	27,789
700	Sagax AB, Class B	20,792
6,434	Samhallsbyggnadsbolaget i Norden AB	26,960
2,383	Sandvik AB	60,869
55,650	SAS AB*,†	13,656
2,495	Scandi Standard AB	16,705
206	Sectra AB*,†	15,947
2,942	Securitas AB, Class B	46,443
1,240	Sinch AB*,#	20,864
7,990	Skandinaviska Enskilda Banken AB, Class A	103,212
2,555	Skanska AB, Class B	67,770
3,291	SKF AB, Class B	83,793
1,698	SkiStar AB*	28,293
7,778	SSAB AB, Class B*	34,018
3,850	Svenska Cellulosa AB SCA, Class B	63,094
6,847	Svenska Handelsbanken AB, Class A	77,254
1,170	Sweco AB	21,286
4,970	Swedbank AB, Class A	92,476
10,480	Swedish Match AB	89,369
987	Swedish Orphan Biovitrum AB*	17,997
4,234	Tele2 AB, Class B†	57,686
1,292	Telefonaktiebolaget LM Ericsson	16,244
19,881	Telefonaktiebolaget LM Ericsson, Class B	249,869
17,123	Telia Co. AB	75,990

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Sweden (Continued)
458	Thule Group AB#	$20,304
1,377	Trelleborg AB, Class B	31,971
353	Troax Group AB	11,529
2,450	Volvo AB, Class A†	60,748
14,105	Volvo AB, Class B†	339,353
811	Wallenstam AB, Class B	12,831
1,004	Wihlborgs Fastigheter AB	21,786
		5,340,243
	Switzerland—5.4%
8,096	ABB, Ltd., Registered	274,665
1,613	Adecco Group AG, Registered	109,585
2,917	Alcon, Inc.	204,229
309	Allreal Holding AG, Registered	60,848
137	ALSO Holding AG, Registered*	39,460
579	ams AG*	11,614
47	APG SGA SA*	11,531
1,914	Arbonia AG	36,573
14,351	Aryzta AG*	19,574
590	Ascom Holding AG, Registered*	9,744
119	Autoneum Holding AG*,†	22,212
605	Baloise Holding AG, Registered	94,355
243	Banque Cantonale Vaudoise, Registered	21,825
23	Barry Callebaut AG, Registered	53,445
80	Belimo Holding AG	36,574
35	Bell Food Group AG, Registered	10,724
76	Berner Kantonalbank AG, Registered	16,962
301	BKW AG	31,328
157	Bobst Group SA, Registered*	12,557
127	Bossard Holding AG, Registered	38,776
85	Bucher Industries AG, Registered	44,445
50	Burckhardt Compression Holding AG	20,238
137	Burkhalter Holding AG†	9,921
40	Bystronic AG	54,039
456	Cembra Money Bank AG	51,107
1	Chocoladefabriken Lindt & Spruengli AG, Registered	104,728
2,211	Cie Financiere Richemont SA, Registered	267,518
2,253	Clariant AG, Registered	44,804
205	Coltene Holding AG, Registered*	27,784
5,213	Credit Suisse Group AG, Registered	54,606
Shares		Value (Note 1)
	Switzerland (Continued)
1,235	Credit Suisse Group AG, SP ADR	$12,955
93	Daetwyler Holding AG	31,410
514	DKSH Holding AG	39,331
66	dormakaba Holding AG	44,975
661	Dufry AG, Registered*	39,149
1,608	EFG International AG*,†	13,191
15	Emmi AG, Registered	15,385
41	EMS-Chemie Holding AG, Registered	40,280
399	Flughafen Zurich AG, Registered*	65,979
20	Forbo Holding AG, Registered	37,871
513	Galenica AG#	36,205
5,107	GAM Holding AG*	11,094
223	Geberit AG, Registered	167,265
50	Georg Fischer AG, Registered	74,196
37	Givaudan SA, Registered	172,074
566	Helvetia Holding AG, Registered	60,867
136	Hiag Immobilien Holding AG	14,993
3,017	Holcim, Ltd.*	180,971
298	Huber + Suhner AG, Registered	25,154
547	Implenia AG, Registered*,†	14,236
109	Ina Invest Holding AG*	2,196
36	Inficon Holding AG, Registered	41,632
16	Interroll Holding AG, Registered	63,464
2,363	Julius Baer Group, Ltd.	154,205
80	Jungfraubahn Holding AG, Registered*	12,624
223	Kardex Holding AG, Registered	51,577
90	Komax Holding AG, Registered*	22,723
427	Kuehne + Nagel International AG, Registered	146,110
580	Landis+Gyr Group AG*	40,495
167	Liechtensteinische Landesbank AG	9,530
765	Logitech International SA, Registered	92,685
667	Logitech International SA, Registered†	80,654
340	Lonza Group AG, Registered	240,986
63	Luzerner Kantonalbank AG, Registered	29,176
1,480	Mobilezone Holding AG, Registered	17,403
219	Mobimo Holding AG, Registered	71,955
22,264	Nestle SA, Registered	2,772,503
12,302	Novartis AG, Registered	1,121,107
3,319	OC Oerlikon Corp. AG, Registered	36,804
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Switzerland (Continued)
136	Orior AG	$12,288
124	Partners Group Holding AG	187,826
699	PSP Swiss Property AG, Registered	88,768
78	Rieter Holding AG, Registered*	15,242
5,133	Roche Holding AG	1,939,567
140	Schindler Holding AG, Registered	40,914
25	Schweiter Technologies AG	36,639
123	SFS Group AG	17,694
32	SGS SA, Registered	98,706
97	Siegfried Holding AG, Registered*	90,946
1,237	SIG Combibloc Group AG*	33,611
910	Sika AG, Registered	297,514
373	Softwareone Holding AG	8,808
326	Sonova Holding AG, Registered	122,613
88	St. Galler Kantonalbank AG, Registered	39,090
52	Straumann Holding AG, Registered	82,897
636	Sulzer AG, Registered	87,847
225	Swatch Group AG (The)	77,185
384	Swatch Group AG (The), Registered	25,337
253	Swiss Life Holding AG, Registered	122,938
1,182	Swiss Prime Site AG, Registered	117,274
1,421	Swiss Re AG	128,209
379	Swisscom AG, Registered	216,361
247	Swissquote Group Holding SA, Registered	37,320
40	Tecan Group AG, Registered	19,817
634	Temenos AG, Registered	101,824
276	u-blox Holding AG†	20,284
11,952	UBS Group AG, Registered	182,913
94	Valora Holding AG, Registered*	19,770
228	VAT Group AG#	75,799
400	Vetropack Holding AG, Registered	24,123
451	Vifor Pharma AG	58,370
706	Vontobel Holding AG, Registered	55,015
77	VP Bank AG, Class A	9,238
828	Zurich Insurance Group AG	332,184
		12,726,112
	United Kingdom—9.3%
4,994	3i Group Plc	81,033
217	4imprint Group Plc*	8,030
2,172	888 Holdings Plc	11,531
917	Admiral Group Plc	39,881
7,159	Aggreko Plc	85,364
Shares		Value (Note 1)
	United Kingdom (Continued)
12,432	Alliance Pharma Plc	$17,060
8,094	Anglo American Plc	321,617
5,917	Anglo Pacific Group Plc†	11,377
2,896	Antofagasta Plc	57,507
4,535	Ascential Plc*	26,097
3,862	Ashtead Group Plc	286,561
355	ASOS Plc*	24,357
2,639	Associated British Foods Plc	80,896
7,325	AstraZeneca Plc	879,820
8,970	Auto Trader Group Plc*,#	78,594
3,592	Avast Plc#	24,337
26,339	Aviva Plc	147,889
835	Avon Rubber Plc	30,216
12,786	B&M European Value Retail SA†	101,381
5,299	Babcock International Group Plc*,†	21,257
22,654	BAE Systems Plc	163,581
9,792	Balfour Beatty Plc	41,530
617	Bank of Georgia Group Plc*	11,471
81,962	Barclays Plc	194,012
5,771	Barratt Developments Plc	55,498
3,269	Beazley Plc*	15,031
1,766	Bellway Plc	79,150
735	Berkeley Group Holdings Plc (The)	46,719
12,902	BHP Group Plc	380,148
4,891	Biffa Plc*,#	21,989
1,176	Bodycote Plc	13,771
8,370	boohoo Group Plc*	35,939
162,950	BP Plc	710,037
8,187	Brewin Dolphin Holdings Plc	39,355
9,634	British American Tobacco Plc	373,148
589	British American Tobacco Plc, SP ADR	23,154
4,032	Britvic Plc	52,261
105,509	BT Group Plc*	283,144
3,731	Bunzl Plc	123,298
2,743	Burberry Group Plc*	78,392
4,834	Burford Capital, Ltd.	49,750
4,589	C&C Group Plc*	15,426
11,065	Cairn Energy Plc	22,301
40,000	Capita Plc*	20,644
7,460	Card Factory Plc*	6,470
510	Carnival Plc*	11,717
21,596	Centamin Plc	30,232
6,675	Central Asia Metals Plc	21,976
77,567	Centrica Plc*	55,216

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
2,609	Chesnara Plc	$9,564
33,167	Cineworld Group Plc*	35,529
577	Clarkson Plc	25,461
2,322	Clinigen Group Plc	19,882
2,800	Close Brothers Group Plc	58,680
3,114	CMC Markets Plc#	19,815
33,791	Coats Group Plc	31,832
1,369	Coca-Cola HBC AG*	49,502
8,932	Compass Group Plc*	188,053
865	Computacenter Plc	30,775
15,897	ConvaTec Group Plc#	52,909
3,254	Countryside Properties Plc*,#	21,273
627	Cranswick Plc	34,433
4,845	Crest Nicholson Holdings Plc*	28,109
1,039	Croda International Plc	105,896
914	CVS Group Plc*	30,534
1,316	Daily Mail & General Trust Plc, Class A	17,549
829	DCC Plc	67,865
2,945	De La Rue Plc*,†	7,585
5,029	Devro Plc	13,412
6,669	DFS Furniture Plc*	25,831
12,494	Diageo Plc	598,163
2,860	Diploma Plc	114,889
21,750	Direct Line Insurance Group Plc	85,747
21,706	Dixons Carphone Plc*	39,094
3,416	Domino's Pizza Group Plc	18,363
10,792	Drax Group Plc	63,327
15,945	DS Smith Plc	92,175
540	Dunelm Group Plc	10,600
1,548	easyJet Plc*	19,161
8,196	Electrocomponents Plc	116,663
13,055	Elementis Plc*	27,215
1,355	EMIS Group Plc	21,555
70,446	EnQuest Plc*,†	20,220
2,921	Entain Plc*	70,529
4,422	Equiniti Group Plc*,#	10,986
6,935	Esken, Ltd.*,†	2,494
5,759	Essentra Plc	24,616
1,262	Euromoney Institutional Investor Plc	17,771
3,432	Evraz Plc	28,105
6,412	Experian Plc	247,110
1,729	FDM Group Holdings Plc	24,396
1,779	Ferguson Plc	247,320
5,122	Ferrexpo Plc	30,311
Shares		Value (Note 1)
	United Kingdom (Continued)
39,520	Firstgroup Plc*	$44,773
5,744	Frasers Group Plc*	47,873
2,798	Galliford Try Holdings Plc	5,446
445	Games Workshop Group Plc	70,175
928	Gamesys Group Plc	23,671
1,706	Gamma Communications Plc	46,962
2,857	Genuit Group Plc	24,187
26,092	GlaxoSmithKline Plc	512,305
81,942	Glencore Plc*	350,763
1,404	Go-Ahead Group Plc (The)*	21,713
1,480	Grafton Group Plc	23,482
3,970	Grainger Plc	15,651
6,489	Greencore Group Plc*	11,274
2,159	Greggs Plc*	77,501
9,789	Gulf Keystone Petroleum, Ltd.	24,997
4,549	Gym Group Plc (The)*,#	17,682
6,271	Halfords Group Plc*	37,405
1,732	Halma Plc	64,497
1,663	Harbour Energy Plc*,†	8,674
2,284	Hargreaves Lansdown Plc	50,204
21,097	Hays Plc*	46,285
1,995	Headlam Group Plc	12,087
3,050	Helical Plc	18,353
1,984	Hikma Pharmaceuticals Plc	67,130
2,154	Hill & Smith Holdings Plc	44,516
2,081	Hilton Food Group Plc	31,492
1,266	Hiscox, Ltd.*	14,563
5,513	Hochschild Mining Plc	11,698
3,986	Hollywood Bowl Group Plc*,†	13,233
2,726	HomeServe Plc	36,031
14,041	Howden Joinery Group Plc	158,608
61,234	HSBC Holdings Plc	353,474
2,249	HSBC Holdings Plc, SP ADR	64,884
3,532	Hunting Plc	10,773
4,879	Ibstock Plc#	14,403
2,586	IG Group Holdings Plc	30,299
4,126	IMI Plc	98,169
12,148	Imperial Brands Plc	261,643
3,234	Inchcape Plc	34,380
14,920	Indivior Plc*	31,908
6,450	Informa Plc*	44,754
605	InterContinental Hotels Group Plc*	40,255
390	InterContinental Hotels Group Plc, ADR*,†	26,009
1,391	Intermediate Capital Group Plc	40,869

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
10,061	International Consolidated Airlines Group SA*	$24,247
4,161	International Personal Finance Plc*	7,690
1,064	Intertek Group Plc	81,392
8,515	Investec Plc	33,958
35,770	IP Group Plc	57,595
38,511	ITV Plc*	66,883
6,460	IWG Plc*	26,862
22,063	J. Sainsbury Plc	82,953
2,074	J.D. Wetherspoon Plc*	33,796
1,083	James Fisher & Sons Plc	13,888
1,809	James Halstead Plc	13,012
5,549	JD Sports Fashion Plc	70,542
1,084	JET2 Plc*,†	17,747
8,054	John Laing Group Plc#	44,542
1,637	John Menzies Plc*	7,076
10,403	John Wood Group Plc*	31,616
1,891	Johnson Matthey Plc	80,384
7,194	Johnson Service Group Plc*	17,455
8,912	Jupiter Fund Management Plc	34,765
239	Just Eat Takeaway.Com NV*,#	22,068
349	Just Eat Takeaway.com NV*,#,†	32,307
30,973	Just Group Plc*	39,910
2,164	Kainos Group Plc	44,154
1,556	Keller Group Plc	17,262
32,972	Kingfisher Plc	166,249
1,402	Lancashire Holdings, Ltd.	11,879
32,778	Legal & General Group Plc	116,801
399,205	Lloyds Banking Group Plc	257,832
828	London Stock Exchange Group Plc	91,286
24,005	M&G Plc	76,009
20,939	Man Group Plc	52,122
28,984	Marks & Spencer Group Plc*	58,717
1,885	Marshalls Plc	17,888
18,395	Marston's Plc*	22,380
3,805	Mears Group Plc*	9,790
5,349	Mediclinic International Plc*	21,991
7,048	Meggitt Plc*	44,965
22,767	Melrose Industries Plc	48,847
3,713	Micro Focus International Plc	28,095
8,089	Mitchells & Butlers Plc*	31,174
24,076	Mitie Group Plc*	22,647
150	MJ Gleeson Plc	1,859
4,996	Mondi Plc	131,377
5,751	Moneysupermarket.com Group Plc	20,413
Shares		Value (Note 1)
	United Kingdom (Continued)
7,506	Morgan Advanced Materials Plc	$36,652
1,378	Morgan Sindall Group Plc	41,078
6,750	National Express Group Plc*	24,893
3,714	National Grid Plc	47,307
1,752	National Grid Plc, SP ADR	112,023
8,261	Natwest Group Plc	23,221
1,821	Network International Holdings Plc*,#	9,212
900	Next Plc*	97,805
4,257	Ninety One Plc	12,967
537	NMC Health Plc*,§	202
624	Ocado Group Plc*	17,289
4,680	On the Beach Group Plc*,#	20,716
4,865	OSB Group Plc	31,226
1,080	Oxford Instruments Plc	34,511
8,188	Pagegroup Plc*	63,315
5,714	Paragon Banking Group Plc	40,272
1,213	PayPoint Plc	9,497
3,815	Pearson Plc	43,802
41,805	Pendragon Plc*	10,698
5,277	Pennon Group Plc	82,888
2,597	Persimmon Plc	106,264
3,779	Petrofac, Ltd.*,†	5,761
14,508	Pets at Home Group Plc	91,514
2,200	Phoenix Group Holdings Plc	20,585
11,392	Photo-Me International Plc*	11,204
8,181	Playtech Plc*	48,119
2,561	Plus500, Ltd.	47,294
1,124	Polar Capital Holdings Plc	12,921
14,328	Premier Foods Plc*	21,723
6,783	Provident Financial Plc*	21,768
9,625	Prudential Plc	182,871
520	Prudential Plc, ADR†	19,812
4,468	QinetiQ Group Plc	21,236
22,363	Quilter Plc#	46,015
351	Rathbone Brothers Plc	8,798
1,747	Reckitt Benckiser Group Plc	154,591
3,003	Redde Northgate Plc	16,575
3,865	Redrow Plc	32,710
10,683	RELX Plc	283,586
1,210	RELX Plc, SP ADR†	32,271
2,776	Renew Holdings Plc	25,920
214	Renishaw Plc	14,582
18,010	Rentokil Initial Plc	123,321
787	Rhi Magnesita NV	44,091

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	United Kingdom (Continued)
10,927	Rightmove Plc	$98,159
10,431	Rio Tinto Plc	858,393
40,824	Rolls-Royce Holdings Plc*	55,862
9,205	Rotork Plc	43,344
4,678	Royal Dutch Shell Plc, ADR, Class B	181,647
41,803	Royal Dutch Shell Plc, Class B	808,987
9,433	Royal Mail Plc*	75,343
3,036	Sabre Insurance Group Plc#,†	10,709
948	Saga Plc*	5,217
8,113	Sage Group Plc (The)	76,786
5,321	Savills Plc	84,646
1,046	Schroders Plc	46,796
5,266	Senior Plc*	11,036
11,630	Severfield Plc	12,870
2,120	Severn Trent Plc	73,344
9,302	SIG Plc*	6,788
4,652	Smith & Nephew Plc	100,549
2,936	Smiths Group Plc	64,576
399	Softcat Plc	9,802
1,263	Spectris Plc	56,571
12,936	Speedy Hire Plc*	12,884
525	Spirax-Sarco Engineering Plc	98,877
7,170	Spire Healthcare Group Plc*,#	24,399
10,386	Spirent Communications Plc	35,400
14,775	SSE Plc	306,676
7,895	SSP Group Plc*	29,094
3,870	St. James's Place Plc	79,069
4,286	St. Modwen Properties Plc	33,024
5,772	Stagecoach Group Plc*	6,555
18,943	Standard Chartered Plc	120,800
12,494	Standard Life Aberdeen Plc	46,837
4,177	SThree Plc	26,666
7,781	Stock Spirits Group Plc	28,146
8,653	Synthomer Plc	58,843
6,411	Tate & Lyle Plc	65,484
19,770	Taylor Wimpey Plc	43,469
978	Telecom Plus Plc	15,369
51,448	Tesco Plc†	158,669
5,954	TI Fluid Systems Plc#	25,285
Shares		Value (Note 1)
	United Kingdom (Continued)
16,738	Tp Icap Group Plc	$45,242
4,467	Travis Perkins Plc*	104,367
3,514	TUI AG†,*	17,961
42,736	Tullow Oil Plc*,†	35,151
4,191	Tyman Plc	26,088
7,733	U & I Group Plc*	10,162
880	UDG Healthcare Plc	13,013
1,424	Ultra Electronics Holdings Plc	45,109
17,156	Unilever Plc	1,004,112
7,319	United Utilities Group Plc	98,652
20,856	Vectura Group Plc	39,352
5,245	Vesuvius Plc	38,309
13,688	Virgin Money UK Plc*	37,595
6,329	Vistry Group Plc	103,001
386	Vitec Group Plc (The)	7,475
255,851	Vodafone Group Plc†	429,445
6,400	Volution Group Plc	37,050
1,005	Watches of Switzerland Group Plc*,#	11,622
5,138	Watkin Jones Plc	15,281
3,058	Weir Group Plc (The)*	78,300
1,764	WH Smith Plc*	39,250
1,264	Whitbread Plc*	54,588
5,006	Wickes Group Plc*	17,035
28,949	Wm Morrison Supermarkets Plc	98,791
11,755	WPP Plc	158,412
510	XP Power, Ltd.	39,366
		21,889,746
	United States—0.0%
1,520	Ovintiv, Inc.	47,908
	TOTAL COMMON STOCKS (Cost $124,613,719)	159,372,590
	AFFILIATED INVESTMENT COMPANY—30.7%
	United States—30.7%
2,660,870	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $52,991,511)	71,816,891

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares			Expiration Date	Value (Note 1)
	WARRANTS—0.0%
	Canada—0.0%
384	Cenovus Energy, Inc.*		01/01/2026	$2,075
	TOTAL WARRANTS (Cost $1,434)			2,075
	RIGHTS—0.0%
	Austria—0.0%
658	Ca Immob Anspr Nachz*,§		04/20/2022	0
	Spain—0.0%
3,169	ACS Actividades de Construccion y Servicios SA*		07/09/2021	4,434
	TOTAL RIGHTS (Cost $4,797)			4,434
	PREFERRED STOCKS—0.5%
	Germany—0.5%
621	Bayerische Motoren Werke AG, 2.67%			55,815
387	Draegerwerk AG & Co. KGaA, 0.23%			36,619
720	Henkel AG & Co. KGaA, 2.11%			76,017
949	Jungheinrich AG, 0.99%			46,384
917	Porsche Automobil Holding SE, 2.39%			98,251
310	Sartorius AG, 0.15%			161,369
252	Sixt SE, 0.07%			20,319
173	STO SE & Co. KGaA, 2.48%			37,745
2,501	Volkswagen AG, 2.25%			626,327
				1,158,846
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 0.00%			23,999
	TOTAL PREFERRED STOCK (Cost $900,681)			1,182,845
		7-Day Yield
	SHORT-TERM INVESTMENTS—2.1%
4,990,751	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $4,990,751)††	5.60%		4,990,751
	TOTAL INVESTMENTS, AT VALUE—101.3% (Cost $183,502,893)			237,369,586
	Liabilities in Excess of Other Assets—(1.3)%			(3,049,245)
	NET ASSETS—100.0%			$234,320,341

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at June 30, 2021, amounts to approximately $3,320,172, and represents 1.41% of net assets.

†  Denotes all or a portion of security on loan. As of June 30, 2021, the market value of the securities on loan was $9,116,422 (Note 1).

‡‡  Affiliated issuer. Assets with a total aggregate market value of $71,816,891, or 30.7% of net assets, were affiliated with the Fund as of June 30, 2021 (Note 2).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $4,622,252.

§  Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. Fair value is based on a fair value factor being applied to quoted market prices for the foreign securities based on the pre-determined threshold. As of June 30, 2021, the total value of the fair valued securities was $248,269.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

At June 30, 2021, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	30.7%
Banks	5.7%
Pharmaceuticals	3.5%
Metals and Mining	3.2%
Oil, Gas and Consumable Fuels	3.1%
Insurance	2.6%
Machinery	2.6%
Automobiles	2.5%
Chemicals	2.4%
Food Products	2.3%
Capital Markets	1.9%
Semiconductors and Semiconductor Equipment	1.7%
Real Estate Management and Development	1.6%
Textiles, Apparel and Luxury Goods	1.6%
Diversified Telecommunication Services	1.5%
Electric Utilities	1.3%
Food and Staples Retailing	1.3%
IT Services	1.3%
Auto Components	1.2%
Health Care Equipment and Supplies	1.2%
Household Durables	1.2%
Professional Services	1.2%
Trading Companies and Distributors	1.2%
Beverages	1.1%
Construction and Engineering	1.1%
Specialty Retail	1.1%
Hotels, Restaurants & Leisure	1.0%
Road and Rail	1.0%
Wireless Telecommunication Services	1.0%
Building Products	0.9%
Electrical Equipment	0.9%
Electronic Equipment, Instruments & Components	0.9%
Software	0.9%
Industrial Conglomerates	0.8%
Personal Products	0.8%
Commercial Services & Supplies	0.7%
Media	0.7%
Aerospace & Defense	0.6%
Construction Materials	0.6%
Health Care Providers and Services	0.6%
Multi-Utilities	0.6%

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Summary of Industry Classifications	Percentage of Net Assets
Air Freight and Logistics	0.5%
Multiline Retail	0.5%
Biotechnology	0.4%
Containers and Packaging	0.4%
Entertainment	0.4%
Paper and Forest Products	0.4%
Tobacco	0.4%
Diversified Financial Services	0.3%
Gas Utilities	0.3%
Interactive Media & Services	0.3%
Internet and Catalog Retail	0.3%
Life Sciences Tools and Services	0.3%
Marine	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Communications Equipment	0.2%
Energy Equipment and Services	0.2%
Health Care Technology	0.2%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Leisure Equipment and Products	0.2%
Transportation Infrastructure	0.2%
Airlines	0.1%
Consumer Finance	0.1%
Distributors	0.1%
Diversified Consumer Services	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Short-Term Investments	2.1%
Total	101.3%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Shares		Value (Note 1)
	COMMON STOCKS—99.5%
	Air Freight and Logistics—2.9%
36,550	United Parcel Service, Inc., Class B	$7,601,303
	Beverages—2.5%
73,100	Monster Beverage Corp.*	6,677,685
	Biotechnology—2.0%
54,100	Neurocrine Biosciences, Inc.*	5,265,012
	Health Care Equipment and Supplies—2.1%
132,800	Boston Scientific Corp.*	5,678,528
	Health Care Providers and Services—2.3%
15,325	UnitedHealth Group, Inc.	6,136,743
	Insurance—1.9%
21,650	Aon Plc, Class A	5,169,154
	Interactive Media & Services—18.8%
9,940	Alphabet, Inc., Class A*	24,271,393
42,800	Facebook, Inc., Class A*	14,881,988
145,900	Tencent Holdings, Ltd., ADR†	10,986,270
		50,139,651
	Internet and Catalog Retail—13.0%
53,900	Alibaba Group Holding, Ltd., SP ADR*	12,223,442
4,955	Amazon.com, Inc.*	17,045,993
65,900	JD.com, Inc., ADR*	5,259,479
		34,528,914
Shares		Value (Note 1)
	IT Services—20.2%
30,700	Automatic Data Processing, Inc.	$6,097,634
9,400	EPAM Systems, Inc.*	4,803,024
34,250	Global Payments, Inc.	6,423,245
21,100	Mastercard, Inc., Class A	7,703,399
70,700	PayPal Holdings, Inc.*	20,607,636
35,300	Visa, Inc., Class A	8,253,846
		53,888,784
	Media—2.2%
898,335	Sirius XM Holdings, Inc.†	5,875,111
	Pharmaceuticals—2.6%
37,150	Zoetis, Inc.	6,923,274
	Semiconductors and Semiconductor Equipment—4.5%
14,800	NVIDIA Corp.	11,841,480
	Software—24.5%
35,440	Adobe, Inc.*	20,755,082
21,700	Fortinet, Inc.*	5,168,723
26,200	Intuit, Inc.	12,842,454
97,164	Microsoft Corp.	26,321,727
		65,087,986
	TOTAL COMMON STOCKS (Cost $123,592,462)	264,813,625
		7-Day Yield
	SHORT-TERM INVESTMENTS—1.0%
2,705,024	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $2,705,024)††	5.60%	2,705,024
	TOTAL INVESTMENTS, AT VALUE—100.5% (Cost $126,297,486)		267,518,649
	Liabilities in Excess of Other Assets—(0.5)%		(1,352,893)
	NET ASSETS—100.0%		$266,165,756

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2021, the market value of the securities on loan was $13,112,291 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $10,751,827.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

At June 30, 2021, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	49.1%
Communication Services	21.1%
Consumer Discretionary	13.0%
Health Care	9.0%
Industrials	2.9%
Consumer Staples	2.5%
Financials	1.9%
Short-Term Investments	1.0%
Total	100.5%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Shares		Value (Note 1)
	COMMON STOCKS—99.5%
	Aerospace & Defense—1.3%
49,564	Kratos Defense & Security Solutions, Inc.*	$1,412,078
69,853	Triumph Group, Inc.*	1,449,450
		2,861,528
	Airlines—4.4%
27,128	Alaska Air Group, Inc.*	1,636,090
78,026	Azul SA, ADR*,†	2,059,886
253,006	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	4,860,245
83,065	JetBlue Airways Corp.*	1,393,831
		9,950,052
	Auto Components—4.3%
39,178	BorgWarner, Inc.	1,901,700
167,451	Dana, Inc.	3,978,636
69,758	Modine Manufacturing Co.*	1,157,285
69,031	Stoneridge, Inc.*	2,036,415
29,079	Veoneer, Inc.*,†	670,271
		9,744,307
	Banks—5.0%
104,294	Bancorp, Inc. (The)*	2,399,805
20,019	BankUnited, Inc.	854,611
172,215	First BanCorp	2,052,803
19,193	Pinnacle Financial Partners, Inc.	1,694,550
25,347	Popular, Inc.	1,902,292
26,591	Webster Financial Corp.	1,418,364
12,677	Wintrust Financial Corp.	958,762
		11,281,187
	Biotechnology—2.8%
32,322	ACADIA Pharmaceuticals, Inc.*	788,334
15,304	BioMarin Pharmaceutical, Inc.*	1,276,966
7,341	Exact Sciences Corp.*	912,560
25,212	Global Blood Therapeutics, Inc.*	882,924
38,894	Iovance Biotherapeutics, Inc.*	1,012,022
64,848	Karyopharm Therapeutics, Inc.*	669,231
4,671	United Therapeutics Corp.*	838,024
		6,380,061
	Building Products—3.5%
11,365	American Woodmark Corp.*	928,407
93,286	Builders FirstSource, Inc.*	3,979,581
Shares		Value (Note 1)
	Building Products (Continued)
49,417	Caesarstone, Ltd.	$729,395
22,915	Trex Co., Inc.*	2,342,142
		7,979,525
	Capital Markets—3.8%
21,594	Artisan Partners Asset Management, Inc., Class A	1,097,407
30,346	Carlyle Group, Inc. (The)	1,410,482
10,288	Evercore Inc., Class A	1,448,242
21,741	LPL Financial Holdings, Inc.	2,934,600
13,129	Raymond James Financial, Inc.	1,705,457
		8,596,188
	Chemicals—3.6%
15,451	Albemarle Corp.	2,602,875
27,043	FMC Corp.	2,926,053
47,672	Livent Corp.*,†	922,930
75,917	Tronox Holdings PLC, Class A	1,700,541
		8,152,399
	Commercial Services & Supplies—1.1%
114,159	Interface, Inc.	1,746,633
75,712	Pitney Bowes, Inc.	663,994
		2,410,627
	Construction and Engineering—4.9%
29,426	AECOM*	1,863,255
38,321	Granite Construction, Inc.	1,591,471
23,739	MasTec, Inc.*	2,518,708
22,197	Quanta Services, Inc.	2,010,382
225,278	Tutor Perini Corp.*	3,120,100
		11,103,916
	Construction Materials—1.9%
15,007	Eagle Materials, Inc.	2,132,645
3,094	Martin Marietta Materials, Inc.	1,088,500
35,290	Summit Materials, Inc., Class A*	1,229,856
		4,451,001
	Consumer Finance—0.4%
18,101	Green Dot Corp., Class A*	848,032

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Containers and Packaging—0.7%
31,890	Graphic Packaging Holding Co.	$578,485
69,928	Pactiv Evergreen, Inc.	1,053,815
		1,632,300
	Diversified Consumer Services—3.1%
75,606	2U, Inc.*,†	3,150,502
54,275	Adtalem Global Education, Inc.*	1,934,361
152,277	Perdoceo Education Corp.*	1,868,439
		6,953,302
	Diversified Telecommunication Services—0.6%
95,108	Radius Global Infrastructure, Inc., Class A*,†	1,379,066
	Electrical Equipment—0.5%
12,066	EnerSys	1,179,210
	Electronic Equipment, Instruments & Components—4.3%
12,341	Fabrinet*	1,183,132
111,643	Flex, Ltd.*	1,995,060
22,851	II-VI, Inc.*,†	1,658,754
48,962	Jabil, Inc.	2,845,671
11,051	Rogers Corp.*	2,219,041
		9,901,658
	Equity Real Estate Investment Trusts (REITs)—2.1%
9,446	Agree Realty Corp., REIT	665,849
60,827	Corporate Office Properties Trust, REIT	1,702,548
35,392	NETSTREIT Corp.	816,139
64,659	SITE Centers Corp.	973,765
17,922	STAG Industrial, Inc.†	670,820
		4,829,121
	Health Care Equipment and Supplies—5.7%
2,512	ABIOMED, Inc.*	784,020
24,249	AngioDynamics, Inc.*	657,876
7,859	Cooper Cos., Inc. (The)	3,114,286
2,438	Dexcom, Inc.*	1,041,026
12,985	Insulet Corp.*	3,564,512
9,738	Merit Medical Systems, Inc.*	629,659
147,600	SmileDirectClub, Inc.*,†	1,281,168
9,637	Tandem Diabetes Care, Inc.*	938,644
Shares		Value (Note 1)
	Health Care Equipment and Supplies (Continued)
38,960	Varex Imaging Corp.*	$1,044,907
		13,056,098
	Health Care Providers and Services—2.0%
33,963	Acadia Healthcare Co., Inc.*	2,131,178
43,860	Covetrus, Inc.*	1,184,220
4,611	Molina Healthcare, Inc.*	1,166,860
		4,482,258
	Hotels, Restaurants & Leisure—4.2%
24,748	Boyd Gaming Corp.*	1,521,754
40,945	Caesars Entertainment, Inc.*	4,248,044
27,513	Cheesecake Factory, Inc. (The)*	1,490,654
30,243	Planet Fitness, Inc., Class A*	2,275,786
		9,536,238
	Household Durables—0.6%
27,033	Universal Electronics, Inc.*	1,311,100
	Insurance—2.8%
33,739	Argo Group International Holdings, Ltd.	1,748,692
5,261	Everest Re Group, Ltd.	1,325,825
8,755	Trupanion, Inc.*	1,007,700
30,825	WR Berkley Corp.	2,294,305
		6,376,522
	IT Services—3.4%
12,026	Alliance Data Systems Corp.	1,252,989
146,472	Brightcove, Inc.*	2,101,873
24,898	Genpact, Ltd.	1,131,116
112,269	Paya Holdings, Inc., Class A*	1,237,204
44,910	Switch, Inc., Class A	948,050
5,714	WEX, Inc.*	1,107,945
		7,779,177
	Leisure Equipment and Products—1.0%
117,203	Mattel, Inc.*	2,355,780
	Life Sciences Tools and Services—1.2%
20,417	QIAGEN NV*,†	987,775
12,543	Quanterix Corp.*	735,772
37,664	Sotera Health Co.*	912,599
		2,636,146

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Machinery—1.8%
33,237	CIRCOR International, Inc.*	$1,083,526
70,679	Meritor, Inc.*	1,655,302
62,011	Welbilt, Inc.*	1,435,555
		4,174,383
	Marine—0.3%
12,203	Kirby Corp.*	739,990
	Media—2.0%
25,418	Cardlytics, Inc.*,†	3,226,307
60,490	Integral AD Science Holding*	1,244,884
		4,471,191
	Metals and Mining—2.1%
114,421	Alamos Gold, Inc., Class A	875,321
59,997	Allegheny Technologies, Inc.*	1,250,937
19,943	Carpenter Technology Corp.	802,107
69,205	Pan American Silver Corp.	1,977,187
		4,905,552
	Oil, Gas and Consumable Fuels—1.8%
46,396	Devon Energy Corp.	1,354,299
149,793	Euronav SA*,†	1,396,071
125,588	Navigator Holdings, Ltd.*	1,375,189
		4,125,559
	Pharmaceuticals—2.0%
55,411	Aerie Pharmaceuticals, Inc.*	887,130
26,142	Amphastar Pharmaceuticals, Inc.*	527,023
28,446	Pacira BioSciences, Inc.*	1,726,103
44,278	Supernus Pharmaceuticals, Inc.*	1,363,320
		4,503,576
	Professional Services—1.8%
92,056	KBR, Inc.	3,511,936
16,871	Willdan Group, Inc.*	635,025
		4,146,961
	Road and Rail—0.7%
36,783	Knight-Swift Transportation Holdings, Inc.	1,672,155
	Semiconductors and Semiconductor Equipment—9.7%
38,461	Cree, Inc.*	3,766,486
66,087	MACOM Technology Solutions Holdings, Inc.*	4,234,855
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
41,563	Marvell Technology, Inc.	$2,424,370
30,088	MaxLinear, Inc.*	1,278,439
4,487	Monolithic Power Systems, Inc.	1,675,670
16,193	Qorvo, Inc.*	3,168,160
32,804	Semtech Corp.*	2,256,915
7,378	Silicon Laboratories, Inc.*	1,130,678
4,154	SiTime Corp.*	525,855
6,902	Universal Display Corp.	1,534,522
		21,995,950
	Software—3.9%
7,435	CommVault Systems, Inc.*	581,194
25,813	Medallia, Inc.*	871,189
19,624	Model N, Inc.*	672,514
9,885	New Relic, Inc.*	661,998
6,946	Pegasystems, Inc.	966,814
21,112	SS&C Technologies Holdings, Inc.	1,521,331
8,602	Workiva, Inc.*	957,661
74,571	Xperi Holding Corp.	1,658,459
51,934	Zuora, Inc., Class A*	895,861
		8,787,021
	Specialty Retail—1.0%
4,199	Advance Auto Parts, Inc.	861,383
12,663	Floor & Decor Holdings, Inc., Class A*	1,338,479
		2,199,862
	Technology Hardware, Storage & Peripherals—0.6%
28,367	NCR Corp.*	1,293,819
	Thrifts and Mortgage Finance—0.4%
42,312	NMI Holdings, Inc., Class A*	951,174
	Trading Companies and Distributors—2.2%
29,246	Beacon Roofing Supply, Inc.*	1,557,350
212,957	MRC Global, Inc.*	2,001,796
13,264	WESCO International, Inc.*	1,363,804
		4,922,950
	TOTAL COMMON STOCKS (Cost $141,796,451)	226,056,942

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Expiration Date	Value (Note 1)
	RIGHTS—0.3%
732,253	Pan American Silver Corp., CVR* (Cost $176,906)	02/22/2029	$622,415
		7-Day Yield
	SHORT-TERM INVESTMENTS—1.6%
3,652,235	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $3,625,235)††	5.60%	3,652,235
	TOTAL INVESTMENTS, AT VALUE—101.4% (Cost $145,625,592)		230,331,592
	Liabilities in Excess of Other Assets—(1.4)%		(3,164,114)
	NET ASSETS—100.0%		$227,167,478

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

CVR—Contingent Voting Rights

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2021, the market value of the securities on loan was $10,665,424 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $ 7,298,791.

Percentages indicated are based on net assets.
The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

At June 30, 2021, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	22.5%
Information Technology	21.9%
Consumer Discretionary	14.1%
Health Care	13.7%
Financials	12.4%
Materials	8.7%
Communication Services	2.6%
Real Estate	2.1%
Energy	1.8%
Short-Term Investments	1.6%
Total	101.4%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2021

Shares		Value (Note 1)
	COMMON STOCKS—98.2%
	Aerospace & Defense—1.5%
5,000	General Dynamics Corp.	$941,300
500	Huntington Ingalls Industries, Inc.	105,375
2,500	L3Harris Technologies, Inc.	540,375
4,000	Textron, Inc.	275,080
		1,862,130
	Air Freight and Logistics—1.5%
800	Expeditors International of Washington, Inc.	101,280
8,400	United Parcel Service, Inc., Class B	1,746,948
		1,848,228
	Auto Components—0.2%
3,300	Gentex Corp.	109,197
800	Lear Corp.	140,224
		249,421
	Automobiles—1.8%
69,200	Ford Motor Co.*	1,028,312
19,700	General Motors Co.*	1,165,649
		2,193,961
	Banks—15.1%
118,900	Bank of America Corp.	4,902,247
5,800	Citizens Financial Group, Inc.	266,046
1,900	Comerica, Inc.	135,546
1,565	Commerce Bancshares, Inc.	116,687
700	Cullen/Frost Bankers, Inc.	78,400
1,900	East West Bancorp, Inc.	136,211
9,700	Fifth Third Bancorp	370,831
37,800	JPMorgan Chase & Co.	5,879,412
13,300	KeyCorp	274,645
1,600	M&T Bank Corp.	232,496
5,800	PNC Financial Services Group, Inc. (The)	1,106,408
13,200	Regions Financial Corp.	266,376
18,400	Truist Financial Corp.	1,021,200
20,589	U.S. Bancorp	1,172,955
54,700	Wells Fargo & Co.	2,477,363
1,300	Western Alliance Bancorp	120,705
2,200	Zions Bancorp NA	116,292
		18,673,820
Shares		Value (Note 1)
	Beverages—0.1%
2,700	Molson Coors Brewing Co., Class B*	$144,963
	Building Products—0.6%
2,400	Fortune Brands Home & Security, Inc.	239,064
4,500	Masco Corp.	265,095
1,900	Owens Corning	186,010
		690,169
	Capital Markets—3.5%
12,000	Bank of New York Mellon Corp. (The)	614,760
4,700	Goldman Sachs Group, Inc. (The)	1,783,791
3,600	Jefferies Financial Group, Inc.	123,120
1,100	LPL Financial Holdings, Inc.	148,478
2,900	Northern Trust Corp.	335,298
1,800	Raymond James Financial, Inc.	233,820
1,900	SEI Investments Co.	117,743
4,800	State Street Corp.	394,944
3,100	T. Rowe Price Group, Inc.	613,707
		4,365,661
	Chemicals—2.0%
2,000	Celanese Corp.	303,200
6,600	DuPont de Nemours, Inc.	510,906
2,300	Eastman Chemical Co.	268,525
2,300	FMC Corp.	248,860
5,800	LyondellBasell Industries NV, Class A	596,646
6,600	Mosaic Co. (The)	210,606
2,200	RPM International, Inc.	195,096
800	Scotts Miracle-Gro Co. (The)	153,536
		2,487,375
	Communications Equipment—2.3%
52,300	Cisco Systems, Inc.	2,771,900
4,000	Juniper Networks, Inc.	109,400
		2,881,300
	Construction and Engineering—0.1%
1,800	Quanta Services, Inc.	163,026
	Consumer Finance—1.8%
5,100	Ally Financial, Inc.	254,184
6,300	Capital One Financial Corp.	974,547

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Consumer Finance (Continued)
3,800	Discover Financial Services	$449,502
1,700	OneMain Holdings, Inc.	101,847
8,000	Synchrony Financial	388,160
		2,168,240
	Containers and Packaging—1.2%
27,800	Amcor Plc	318,588
1,500	Berry Global Group, Inc.*	97,830
2,300	Crown Holdings, Inc.	235,083
6,900	International Paper Co.	423,039
1,600	Packaging Corp. of America	216,672
2,600	Sealed Air Corp.	154,050
1,100	Sonoco Products Co.	73,590
		1,518,852
	Distributors—0.5%
2,500	Genuine Parts Co.	316,175
5,300	LKQ Corp.*	260,866
		577,041
	Diversified Consumer Services—0.1%
3,000	Service Corp. International	160,770
	Diversified Financial Services—0.2%
6,000	Equitable Holdings, Inc.	182,700
1,700	Voya Financial, Inc.	104,550
		287,250
	Diversified Telecommunication Services—0.2%
13,700	Lumen Technologies, Inc.	186,183
	Electric Utilities—1.8%
2,800	Evergy, Inc.	169,204
17,000	Exelon Corp.	753,270
7,400	FirstEnergy Corp.	275,354
1,000	Pinnacle West Capital Corp.	81,970
14,500	Southern Co. (The)	877,395
		2,157,193
	Electrical Equipment—0.8%
7,100	Emerson Electric Co.	683,304
900	Hubbell, Inc.	168,156
1,800	Sensata Technologies Holding Plc*	104,346
		955,806
Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—0.6%
1,300	Arrow Electronics, Inc.*	$147,979
2,500	CDW Corp.	436,625
2,500	Jabil, Inc.	145,300
		729,904
	Food and Staples Retailing—0.6%
600	Casey's General Stores, Inc.	116,784
11,800	Walgreens Boots Alliance, Inc.	620,798
		737,582
	Food Products—1.6%
9,900	Archer-Daniels-Midland Co.	599,940
2,400	Bunge, Ltd.	187,560
1,500	JM Smucker Co. (The)	194,355
16,700	Kraft Heinz Co. (The)	681,026
4,000	Tyson Foods, Inc., Class A	295,040
		1,957,921
	Gas Utilities—0.1%
3,500	UGI Corp.	162,085
	Health Care Providers and Services—11.1%
3,500	AmerisourceBergen Corp.	400,715
4,300	Anthem, Inc.	1,641,740
7,200	Centene Corp.*	525,096
4,800	Cigna Corp.	1,137,936
17,210	CVS Health Corp.	1,436,002
1,900	DaVita, Inc.*	228,817
5,900	HCA Healthcare, Inc.	1,219,766
1,700	Henry Schein, Inc.*	126,123
1,700	Laboratory Corp. of America Holdings*	468,945
2,800	McKesson Corp.	535,472
1,000	Molina Healthcare, Inc.*	253,060
2,300	Quest Diagnostics, Inc.	303,531
12,990	UnitedHealth Group, Inc.	5,201,716
1,400	Universal Health Services, Inc., Class B	205,002
		13,683,921
	Hotels, Restaurants & Leisure—0.0%
700	Hyatt Hotels Corp., Class A*	54,348

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Household Durables—1.7%
6,300	DR Horton, Inc.	$569,331
4,800	Lennar Corp., Class A	476,880
1,200	Mohawk Industries, Inc.*	230,628
7,400	Newell Brands, Inc.	203,278
4,600	PulteGroup, Inc.	251,022
1,400	Tempur Sealy International, Inc.	54,866
1,400	Toll Brothers, Inc.	80,934
1,100	Whirlpool Corp.	239,822
		2,106,761
	Independent Power and Renewable Electricity Producers—0.2%
11,600	AES Corp. (The)	302,412
	Industrial Conglomerates—1.6%
10,100	3M Co.	2,006,163
	Insurance—6.2%
9,500	Aflac, Inc.	509,770
200	Alleghany Corp.*	133,414
4,100	Allstate Corp. (The)	534,804
1,200	American Financial Group, Inc.	149,664
5,500	Arch Capital Group, Ltd.*	214,170
800	Assurant, Inc.	124,944
6,200	Chubb, Ltd.	985,428
2,200	Cincinnati Financial Corp.	256,564
600	Everest Re Group, Ltd.	151,206
1,200	First American Financial Corp.	74,820
1,300	Globe Life, Inc.	123,825
4,900	Hartford Financial Services Group, Inc. (The)	303,653
2,600	Lincoln National Corp.	163,384
3,700	Loews Corp.	202,205
180	Markel Corp.*	213,608
12,200	MetLife, Inc.	730,170
2,800	Old Republic International Corp.	69,748
3,800	Principal Financial Group, Inc.	240,122
8,000	Progressive Corp. (The)	785,680
5,400	Prudential Financial, Inc.	553,338
6,300	Travelers Cos., Inc. (The)	943,173
2,400	WR Berkley Corp.	178,632
		7,642,322
	Internet and Catalog Retail—0.7%
12,000	eBay, Inc.	842,520
Shares		Value (Note 1)
	IT Services—1.4%
3,200	Genpact, Ltd.	$145,376
11,100	International Business Machines Corp.	1,627,149
		1,772,525
	Leisure Equipment and Products—0.2%
1,300	Brunswick Corp.	129,506
800	Polaris, Inc.	109,568
		239,074
	Life Sciences Tools and Services—0.4%
400	Bio-Rad Laboratories, Inc., Class A*	257,716
1,400	PerkinElmer, Inc.	216,174
		473,890
	Machinery—2.4%
1,300	AGCO Corp.	169,494
2,600	Cummins, Inc.	633,906
2,500	Dover Corp.	376,500
1,500	ITT, Inc.	137,385
800	Oshkosh Corp.	99,712
4,700	PACCAR, Inc.	419,475
1,600	Parker-Hannifin Corp.	491,376
2,800	Pentair Plc	188,972
1,000	Snap-on, Inc.	223,430
3,300	Westinghouse Air Brake Technologies Corp.	271,590
		3,011,840
	Media—3.5%
62,800	Comcast Corp., Class A	3,580,856
2,200	Discovery, Inc., Class A*,†	67,496
5,800	Fox Corp., Class A	215,354
3,900	Interpublic Group of Cos., Inc. (The)	126,711
3,700	Omnicom Group, Inc.	295,963
		4,286,380
	Metals and Mining—0.7%
5,200	Nucor Corp.	498,836
1,100	Reliance Steel & Aluminum Co.	165,990
3,600	Steel Dynamics, Inc.	214,560
		879,386

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		Value (Note 1)
	Multi-Utilities—0.5%
9,300	Public Service Enterprise Group, Inc.	$555,582
	Multiline Retail—2.1%
4,100	Dollar Tree, Inc.*	407,950
8,800	Target Corp.	2,127,312
		2,535,262
	Oil, Gas and Consumable Fuels—6.0%
4,400	Cheniere Energy, Inc.*	381,656
6,300	Continental Resources, Inc.	239,589
10,300	EOG Resources, Inc.	859,432
58,000	Exxon Mobil Corp.	3,658,640
31,000	Kinder Morgan, Inc.	565,130
9,935	Marathon Oil Corp.	135,314
5,900	Phillips 66	506,338
5,600	Valero Energy Corp.	437,248
21,500	Williams Cos., Inc. (The)	570,825
		7,354,172
	Pharmaceuticals—3.3%
24,800	Johnson & Johnson	4,085,552
	Real Estate Management and Development—0.6%
5,800	CBRE Group, Inc., Class A*	497,234
900	Jones Lang LaSalle, Inc.*	175,914
		673,148
	Road and Rail—0.2%
400	AMERCO	235,760
	Semiconductors and Semiconductor Equipment—5.0%
4,800	Broadcom, Inc.	2,288,832
37,600	Intel Corp.	2,110,864
13,200	Micron Technology, Inc.*	1,121,736
700	MKS Instruments, Inc.	124,565
1,400	Qorvo, Inc.*	273,910
1,500	Skyworks Solutions, Inc.	287,625
		6,207,532
	Software—3.4%
7,200	NortonLifeLock, Inc.	195,984
51,800	Oracle Corp.	4,032,112
		4,228,096
Shares		Value (Note 1)
	Specialty Retail—5.1%
1,200	Advance Auto Parts, Inc.	$246,168
1,500	AutoNation, Inc.*	142,215
310	AutoZone, Inc.*	462,588
1,300	CarMax, Inc.*	167,895
800	Dick's Sporting Goods, Inc.	80,152
5,000	Home Depot, Inc. (The)	1,594,450
12,800	Lowe's Cos., Inc.	2,482,816
1,300	O'Reilly Automotive, Inc.*	736,073
1,400	Tractor Supply Co.	260,484
1,000	Williams-Sonoma, Inc.	159,650
		6,332,491
	Technology Hardware, Storage & Peripherals—1.1%
22,900	Hewlett Packard Enterprise Co.	333,882
22,900	HP, Inc.	691,351
3,900	NetApp, Inc.	319,098
		1,344,331
	Textiles, Apparel and Luxury Goods—0.1%
2,700	Hanesbrands, Inc.	50,409
1,600	Skechers U.S.A., Inc., Class A*	79,728
		130,137
	Tobacco—2.2%
13,500	Altria Group, Inc.	643,680
21,300	Philip Morris International, Inc.	2,111,043
		2,754,723
	Trading Companies and Distributors—0.3%
1,000	United Rentals, Inc.*	319,010
	TOTAL COMMON STOCKS (Cost $89,876,729)	121,216,219
	EXCHANGE-TRADED FUND—1.3%
9,800	iShares Russell 1000 Value ETF (Cost $1,566,155)†	1,554,476

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

Shares		7-Day Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—0.1%
57,970	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $57,970)††	5.60%	$57,970
	TOTAL INVESTMENTS, AT VALUE—99.6% (Cost $91,500,854)		122,828,665
	Other Assets in Excess of Liabilities—0.4%		554,646
	NET ASSETS—100.0%		$123,383,311

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of June 30, 2021, the market value of the securities on loan was $57,372 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $0.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2021

At June 30, 2021, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	28.1%
Health Care	14.8%
Information Technology	13.9%
Consumer Discretionary	12.5%
Industrials	9.0%
Energy	6.0%
Consumer Staples	4.5%
Materials	4.0%
Communication Services	3.6%
Utilities	2.6%
Real Estate	0.5%
Short-Term Investments	0.1%
Total	99.6%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2021

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$165,552,695	$267,518,649	$230,331,592	$122,828,665
Affiliated investment company, at value (Note 1)***—see accompanying Schedule of Investments	71,816,891	—	—	—
Cash (Note 1)	845,107	1,546,572	—	989,385
Cash denominated in foreign currencies****	548,137	—	—	—
Receivable from:
Securities sold	59,873	—	1,798,172	1,518,014
Capital stock subscriptions	12,098	11,118	26,615	6,899
Dividends and interest	1,212,568	36,137	161,330	105,073
Prepaid expenses	22,218	24,223	23,024	10,206
Total assets	240,069,587	269,136,699	232,340,733	125,458,242
Liabilities:
Payable for:
Securities purchased	583,347	—	1,245,458	1,920,089
Investment Adviser, net (Note 2)	66,583	135,262	177,106	48,195
Capital stock redemptions	29,982	45,705	24,567	7,013
Due to custodian	—	—	12,988	—
Payable upon return of securities loaned (Note 1)	4,990,751	2,705,024	3,652,235	57,970
Accrued expenses and other liabilities	78,583	84,952	60,901	41,664
Total liabilities	5,749,246	2,970,943	5,173,255	2,074,931
Net assets	$234,320,341	$266,165,756	$227,167,478	$123,383,311
Net assets consist of:
Paid-in capital	$248,592,351	$112,189,658	$113,391,456	$96,657,968
Total distributable earnings (loss)	(14,272,010)	153,976,098	113,776,022	26,725,343
Net assets	$234,320,341	$266,165,756	$227,167,478	$123,383,311
Shares outstanding#	15,786,319	6,989,019	6,973,682	8,421,537
Net asset value, offering price and redemption price per share	$14.84	$38.08	$32.57	$14.65
* Cost of investments	$130,511,382	$126,297,486	$145,625,592	$91,500,854
** Includes securities on loan with market values of	$9,116,422	$13,112,291	$10,665,424	$57,372
*** Cost of affiliated investment	$52,991,511	$—	$—	$—
**** Cost of cash denominated in foreign currencies	$555,648	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2021

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Dividends-Unaffiliated*	$2,571,497	$450,054	$661,157	$1,283,296
Dividends-Affiliated	489,114	—	—	—
Securities lending income	15,997	4,495	7,558	83
Total investment income	3,076,608	454,549	668,715	1,283,379
Expenses:
Investment advisory fee (Note 2)	362,062	713,571	974,822	245,290
Custody, fund accounting, transfer agent and administration fees	172,342	114,299	105,653	65,313
Professional fees	23,673	23,216	21,193	16,496
Directors' fees and expenses	18,953	22,565	18,580	9,326
Printing and shareholder reporting	15,160	14,418	12,933	10,060
Compliance expenses	10,799	12,446	11,298	5,276
Other	23,466	26,851	23,470	11,370
Total expenses	626,455	927,366	1,167,949	363,131
Net investment income (loss)	2,450,153	(472,817)	(499,234)	920,248
Realized and unrealized gain:
Net realized gain on:
Unaffiliated investment transactions	2,942,837	13,326,533	30,190,684	6,372,656
Affiliated investment transactions	1,003,115	—	—	—
Foreign currency transactions	22,203	—	—	—
Net realized gain	3,968,155	13,326,533	30,190,684	6,372,656
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,287,688	25,664,518	273,550	14,690,129
Affiliated investments	6,180,089	—	—	—
Foreign currency translation	(41,021)	—	—	—
Net change in unrealized appreciation	17,426,756	25,664,518	273,550	14,690,129
Net realized and unrealized gain	21,394,911	38,991,051	30,464,234	21,062,785
Net increase in net assets resulting from operations	$23,845,064	$38,518,234	$29,965,000	$21,983,033
* Net of foreign taxes withheld of:	$270,093	$—	$14,170	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$2,450,153	$3,083,090	$(472,817)	$(814,592)
Net realized gain on investments and foreign currency transactions	3,968,155	1,908,587	13,326,533	29,598,504
Net change in unrealized appreciation on investments and foreign currency	17,426,756	12,558,535	25,664,518	25,934,642
Net increase in net assets resulting from operations	23,845,064	17,550,212	38,518,234	54,718,554
Distributions to shareholders	(178,182)	(3,020,968)	(6,214,660)	(26,882,948)
Total distributions to shareholders	(178,182)	(3,020,968)	(6,214,660)	(26,882,948)
Fund share transactions (Note 4):
Proceeds from shares sold	17,854,710	17,865,249	9,493,588	15,187,273
Net asset value of shares issued on reinvestment of distributions	178,182	3,020,968	6,214,660	26,882,948
Cost of shares repurchased	(17,305,875)	(21,461,880)	(17,868,205)	(44,498,570)
Net increase (decrease) in net assets resulting from Fund share transactions	727,017	(575,663)	(2,159,957)	(2,428,349)
Total change in net assets	24,393,899	13,953,581	30,143,617	25,407,257
Net assets:
Beginning of period	209,926,442	195,972,861	236,022,139	210,614,882
End of period	$234,320,341	$209,926,442	$266,165,756	$236,022,139

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(499,234)	$(310,837)	$920,248	$1,774,852
Net realized gain (loss) on investments and foreign currency transactions	30,190,684	3,766,804	6,372,656	(11,815,864)
Net change in unrealized appreciation on investments and foreign currency	273,550	30,852,530	14,690,129	6,932,860
Net increase (decrease) in net assets resulting from operations	29,965,000	34,308,497	21,983,033	(3,108,152)
Distributions to shareholders	(2,274,192)	(4,405,395)	(7,706)	(2,730,257)
Total distributions to shareholders	(2,274,192)	(4,405,395)	(7,706)	(2,730,257)
Fund share transactions (Note 4):
Proceeds from shares sold	14,013,600	24,481,431	11,993,969	11,851,096
Net asset value of shares issued on reinvestment of distributions	2,274,192	4,405,395	7,706	2,730,257
Cost of shares repurchased	(31,102,109)	(25,874,157)	(8,478,527)	(10,748,201)
Net increase (decrease) in net assets resulting from Fund share transactions	(14,814,317)	3,012,669	3,523,148	3,833,152
Total change in net assets	12,876,491	32,915,771	25,498,475	(2,005,257)
Net assets:
Beginning of period	214,290,987	181,375,216	97,884,836	99,890,093
End of period	$227,167,478	$214,290,987	$123,383,311	$97,884,836

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of period	$13.33		$12.42	$10.60	$13.58	$11.12	$11.26
Income from investment operations:
Net investment income‡	0.16		0.20	0.27	0.19	0.17	0.17
Net realized and unrealized gain (loss) on investments	1.36		0.90	1.88	(2.99)	2.50	(0.18)
Total from investment operations	1.52		1.10	2.15	(2.80)	2.67	(0.01)
Less distributions to shareholders:
From net investment income	(0.01)		(0.19)	(0.30)	(0.18)	(0.21)	(0.13)
From return of capital	—		—	(0.03)	—	—	—
Total distributions	(0.01)		(0.19)	(0.33)	(0.18)	(0.21)	(0.13)
Net asset value, end of period	$14.84		$13.33	$12.42	$10.60	$13.58	$11.12
Total Return+	11.41	%*	8.90%	20.32%	(20.57)%	24.05%	(0.05)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$234,320		$209,926	$195,973	$169,923	$244,167	$193,909
Net expenses to average daily net assets	0.57	%**	0.62%•	0.63%•	0.92%•	0.90%	0.94%
Net investment income to average daily net assets	2.21	%**	1.77%	2.34%	1.50%	1.33%	1.51%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		0.65%•	0.68%•	0.98%•	N/A	0.97%
Net investment income	N/A		1.74%•	2.30%•	1.43%•	N/A	1.48%
Portfolio turnover rate	6%		10%	13%	117%?	10%	20%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of period	$33.48		$29.33	$22.85	$27.01	$19.97	$21.66
Income from investment operations:
Net investment loss‡	(0.07)		(0.12)	(0.07)	(0.03)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	5.58		8.46	8.31	(1.12)	7.83	(0.45)
Total from investment operations	5.51		8.34	8.24	(1.15)	7.78	(0.50)
Less distributions to shareholders:
From net realized capital gains	(0.91)		(4.19)	(1.76)	(3.01)	(0.74)	(1.19)
Net asset value, end of period	$38.08		$33.48	$29.33	$22.85	$27.01	$19.97
Total Return+	16.55	%*	28.89%	36.09%	(4.95)%	38.97%	(2.32)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$266,166		$236,022	$210,615	$168,222	$193,379	$157,766
Net expenses to average daily net assets	0.75	%**	0.78%	0.77%	0.75%	0.73%	0.78%
Net investment loss to average daily net assets	(0.38	)%**	(0.38)%	(0.25)%	(0.11)%	(0.20)%	(0.26)%
Portfolio turnover rate	10%		31%	22%	34%	49%	36%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of period	$28.77		$25.05	$21.14	$31.24	$29.28	$25.15
Income from investment operations:
Net investment loss‡	(0.07)		(0.04)	(0.04)	(0.05)	(0.01)	(0.09)
Net realized and unrealized gain (loss) on investments	4.20		4.35	6.11	(4.23)	5.55	5.38
Total from investment operations	4.13		4.31	6.07	(4.28)	5.54	5.29
Less distributions to shareholders:
From net investment income	—		—	—	(0.09)	—	—
From net realized capital gains	(0.33)		(0.59)	(2.16)	(5.73)	(3.58)	(1.16)
Total distributions	(0.33)		(0.59)	(2.16)	(5.82)	(3.58)	(1.16)
Net asset value, end of period	$32.57	#	$28.77	$25.05	$21.14	$31.24	$29.28
Total Return+	14.34	%*#	17.73%	28.85%	(14.15)%	19.02%	21.06%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$227,167		$214,291	$181,375	$156,007	$209,284	$197,217
Net expenses to average daily net assets	1.02	%**	1.10%	1.10%	1.07%	1.05%	1.08%
Net investment loss to average daily net assets	(0.44	)%**	(0.19)%	(0.15)%	(0.15)%	(0.04)%	(0.35)%
Portfolio turnover rate	25%		32%	20%	26%	20%	19%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

#  Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder processing.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of period	$12.02		$12.80	$11.06	$13.93	$12.89	$11.96
Income from investment operations:
Net investment income‡	0.11		0.23	0.22	0.20	0.21	0.22
Net realized and unrealized gain (loss) on investments	2.52		(0.66)	2.16	(1.88)	1.73	0.94
Total from investment operations	2.63		(0.43)	2.38	(1.68)	1.94	1.16
Less distributions to shareholders:
From net investment income	(0.00	)†	(0.22)	(0.22)	(0.20)	(0.21)	(0.23)
From net realized capital gains	—		(0.13)	(0.42)	(0.99)	(0.69)	—
Total distributions	(0.00	)†	(0.35)	(0.64)	(1.19)	(0.90)	(0.23)
Net asset value, end of period	$14.65		$12.02	$12.80	$11.06	$13.93	$12.89
Total Return+	21.89	%*	(3.16)%	21.52%	(12.07)%	14.99%	9.73%#
Ratios/Supplemental Data:
Net assets, end of period (000's)	$123,383		$97,885	$99,890	$85,437	$99,501	$91,189
Net expenses to average daily net assets	0.64	%**	0.68%	0.68%	0.64%	0.64%	0.68%
Net investment income to average daily net assets	1.61	%**	2.09%	1.73%	1.47%	1.57%	1.85%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		0.72%	0.69%	0.66%	0.64%	0.68%
Net investment income	N/A		2.06%	1.72%	1.45%	1.56%	1.85%
Portfolio turnover rate	35%		157%?	107%	82%	75%	54%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

#  Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder processing.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2021, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

M International Equity Fund seeks to achieve its investment objective through exposure to a broad and diverse group of securities of non-U.S. companies in countries with developed and emerging markets with a greater emphasis on small capitalization, value and/or high profitability companies as compared to their representation in the Non-U.S. Universe. For purposes of the Fund, Dimensional Fund Advisors LP ("DFA"), the Fund's sub-adviser, defines the Non-U.S. Universe as a market capitalization weighted portfolio of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by the DFA's Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly by investing its assets in the DFA Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (the "Underlying Fund"). The Underlying Fund purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), with a greater emphasis on small capitalization, value, and/or high profitability companies. As of the date of this report, it is anticipated that a significant portion of the Fund's assets will be invested indirectly through the Underlying Fund.

The Fund's increased exposure to small capitalization, value, and/or high profitability companies may be achieved by decreasing the allocation of the Fund's assets to the largest growth and/or low profitability companies relative to their weight in the Non-U.S. Universe, which would result in a greater weight allocation to small capitalization, value, and/or high profitability companies. DFA considers an equity issuer to be a growth company primarily because it has a high price in relation to its book value. Securities are considered value stocks primarily because a company's shares have a low price in relation to their book value. In assessing growth and value, DFA may consider additional factors such as price to cash flow or price to earnings ratios. In assessing profitability, DFA may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria DFA uses for assessing growth, value, or profitability are subject to change from time to time. DFA determines company size on a country or region-specific basis and based primarily on market capitalization. DFA may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, value, profitability, investment characteristics, and other factors that DFA determines to be appropriate. In assessing a company's investment characteristics, DFA may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria DFA uses for assessing a company's investment characteristics are subject to change from time to time.

The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. The Fund may invest up to 40% of its total assets in emerging markets.

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund does not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

M Large Cap Growth Fund

M Large Cap Growth Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities. Domestic equity securities, as determined by DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser, in its discretion, include, but are not limited to common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Shares of foreign domiciled issuers that primarily trade on a U.S. exchange are generally considered by DSM to be domestic equity securities. Also, as determined by DSM, issuers that issue domestic equity securities may be domiciled and/or headquartered anywhere in the world. The Fund may generally invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts and similar securities. DSM defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

In its stock valuation work, DSM focuses primarily on P/E ratios. P/E is the ratio of a company's share price to its per-share earnings. DSM will generally only buy a stock that it believes has a forward four-quarter P/E ratio that will rise over the next three years. To accomplish this, a target P/E ratio that DSM believes is reasonable and rational and is reflective of a fair valued stock three years from now is selected. DSM will typically buy when the company's stock clears two hurdles: 1. it must have attractive fundamental business characteristics that translate into a reasonably predictable and growing stream of earnings and 2. it must have a P/E on forward four quarters earnings that is normally 8% to 10% below the target P/E three years from the calculation point. In order to determine a target P/E, DSM takes into consideration a number of qualitative and quantitative factors. Among the qualitative factors are barriers to entry, number of competitors, economic cyclicality, customer loyalty, price competition, global reach,

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

government involvement and management quality. Among the quantitative factors are historic revenue and EPS growth, projected revenue and EPS growth, margins, return on assets, return on equity, capital expenditures relative to net income and the historic range of P/E over the last five years. Once a target P/E has been agreed upon, it may occasionally be adjusted.

M Capital Appreciation Fund

M Capital Appreciation Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. As of June 30, 2021, the market capitalization range of companies in the Russell 2500® Index was between approximately $0.03 billion and $25.52 billion. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.

M Large Cap Value Fund

M Large Cap Value Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC ("Brandywine"), the Fund's sub-adviser, defines "large capitalization" companies as those companies with market capitalizations similar to companies in the Russell 1000® Index (the "Index"). As of June 30, 2021, the market capitalization range of companies in the Index was between approximately $730.3 million to $2.3 trillion. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund invests primarily in equity securities that, in Brandywine's opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine's systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

nine months ago must place it above the lower quartile of other universe stocks when ranked by nine month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock's price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System "NASDAQ") are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2021, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of June 30, 2021 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$10,297,553	$—	$—	$10,297,553
Austria	659,934	—	—	659,934
Belgium	1,607,670	—	—	1,607,670
Canada	15,891,584	—	—	15,891,584
China	18,299	—	—	18,299
Denmark	3,933,822	—	—	3,933,822
Finland	2,277,645	—	—	2,277,645
France	13,548,716	—	—	13,584,716
Germany	12,357,012	—	—	12,357,012
Hong Kong	4,602,136	—	—	4,602,136
Ireland	915,656	—	—	915,656
Israel	852,756	—	—	852,756
Italy	4,132,160	—	—	4,132,160
Japan	34,197,941	—	—	34,197,941
Netherlands	5,950,409	—	—	5,950,409
New Zealand	592,037	—	—	592,037
Norway	1,386,113	—	—	1,386,113
Portugal	346,874	—	—	346,874

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Singapore	$1,311,124	$565	$—	$1,311,689
Spain	2,899,478	247,502	—	3,146,980
Sweden	5,340,243	—	—	5,340,243
Switzerland	12,632,503	—	—	12,632,503
United Kingdom	20,848,909	202	—	20,849,111
United States	2,523,747	—	—	2,523,747
Total Common Stocks	159,124,321	248,269	—	159,372,590
Affiliated Investment Company
United States	71,816,891	—	—	71,816,891
Warrants
Canada	2,075	—	—	2,075
Right
Austria	—	—	—	—
Spain	4,434	—	—	4,434
Total Rights	4,434	—	—	4,434
Preferred Stocks
Germany	1,158,846	—	—	1,158,846
Italy	23,999	—	—	23,999
Total Preferred Stocks	1,182,845	—	—	1,182,845
Short-Term Investments
Investments in Security Lending Collateral	—	4,990,751	—	4,990,751
Total	$232,130,566	$5,239,020	$—	$237,369,586

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Expenses of the Corporation that can be directly attributed to a particular fund are charged to that Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Additionally, the Funds may invest in mutual funds, which are subject to management fees and other fees that may increase the costs of investing in mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Funds' Statements of Operations or in the expense ratios included in the financial highlights.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2021.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$4,990,751	$—	$4,990,751	$—	$4,990,751	$—
M Large Cap Growth Fund	2,705,024	—	2,705,024	—	2,705,024	—
M Capital Appreciation Fund	3,652,235	—	3,652,235	—	3,652,235	—
M Large Cap Value Fund	57,970	—	57,970	—	57,970	—

The following table presents the remaining contractual maturity of the Securities Lending Agency Agreement as of June 30, 2021.

Fund	Security Type	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
M International Equity Fund	Common Stocks	$4,990,751	$—	$—	$—	$4,990,751
M Large Cap Growth Fund	Common Stocks	2,705,024	—	—	—	2,705,024
M Capital Appreciation Fund	Common Stocks	3,652,235	—	—	—	3,652,235
M Large Cap Value Fund	Common Stocks	57,970	—	—	—	57,970

In addition, the Funds received non-cash collateral in the form of U.S. Government obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments as follows:

Fund	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$4,361,540	$4,622,252
M Large Cap Growth Fund	10,509,245	10,751,827
M Capital Appreciation Fund	7,131,402	7,298,791

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of June 30, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2021, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2018 through December 2020. No examination of any of the Funds' tax filings is currently in progress.

Significant Concentrations

The Funds maintain a demand deposit in excess of Federal Deposit Insurance Company ("FDIC") Insurance limits. As a result, the Fund is exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Funds manage this risk by dealing with a major financial institution and monitoring its credit worthiness.

2.   Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	For the period January 1, 2021 through
February 28, 2021:
0.15% on all assets plus (and only with
respect to Fund assets which are not invested
in a mutual fund that is advised by the Fund's
sub-adviser):
0.32% on the first $100 million
0.27% on the amounts thereafter
For the period March 1, 2021 through
June 30, 2021:
0.15% on all assets plus (and only with
respect to Fund assets which are not invested
in a mutual fund that is advised by the Fund's
sub-adviser):
0.25% on the first $100 million
0.20% on the amounts thereafter

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

Fund	Total Advisory Fees
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on the amounts above $100 million
M Capital Appreciation Fund	0.90% on the first $125 million
0.80% on the amounts thereafter
M Large Cap Value Fund	0.43%

Prior to May 1, 2021 and for the period May 1, 2021 to April 30, 2022, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets.

The Adviser has engaged Dimensional Fund Advisors LP, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and Brandywine Global Investment Management, LLC to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	For the period January 1, 2021 through
February 28, 2021:
0.32% on the first $100 million
0.27% on the amounts thereafter
For the period March 1, 2021 through
June 30, 2021:
0.25% on the first $100 million
0.20% on the amounts thereafter
Sub-adviser shall not receive any sub-advisory
fee for its sub-advisory services to the
M International Equity Fund with respect
to assets of the M International Equity Fund
invested in any other mutual fund advised by
the Sub-Adviser.
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts above $100 million
M Capital Appreciation Fund	0.75% on the first $125 million
0.65% on the amounts thereafter
M Large Cap Value Fund	0.28%

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.   Advisory Fee and Other Transactions with Affiliates (Continued)

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged by the Distributor for its services.

The Corporation pays no compensation to its officers. As of June 30, 2021, the Corporation pays each Non-Interested Director $1,500 per meeting attended. The Corporation pays each non-interested Director an annual retainer of $20,000. Each member of the Audit Committee and each member of the Nominating and Corporate Governance Committee receives $1,500 per meeting of the Audit Committee or Nominating and Corporate Governance Committee that he or she attends. The Chairman of the Board and Audit Committee Chair receive an additional $10,000 annually. Effective July 1, 2021, the Corporation will pay each Non-Interested Director an annual retainer of $25,000. There are no other changes to compensation.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The Company which is an affiliate of the M International Equity Fund as of June 30, 2021 is noted in the Fund's Schedule of Investments. During the six months ended June 30, 2021, purchases and sales transactions, income earned from investments and shares held of investment companies managed by Dimensional Fund Advisors LP for the M International Equity Fund were as follows:

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized (Depreciation)	Value, End of Period	Dividend Income	Shares End of Period
DFA Emerging Markets Core Equity Portfolio	$64,116,944	$4,398,292	$(3,881,549)	$1,003,115	$6,180,089	$71,816,891	$489,114	2,660,870

The DFA Emerging Markets Core Equity Portfolio is registered under the 1940 Act as an open-end management investment company. The M International Equity Fund may redeem its investment from the DFA Emerging Markets Core Equity Portfolio at any time if the Advisor determines that it is in the best interest of the M International Equity Fund and its shareholders to do so.

The performance of the M International Equity Fund will be directly affected by the performance of the DFA Emerging Markets Core Equity Portfolio. The financial statements of the DFA Emerging Markets Core Equity Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the M International Equity Fund's financial statements. As of June 30, 2021, the percentage of M International Equity Fund net assets invested in the DFA Emerging Markets Core Equity Portfolio was 30.7%.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2021, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$16,453,152	$13,726,743
M Large Cap Growth Fund	25,196,624	34,090,995
M Capital Appreciation Fund	56,454,836	69,827,150
M Large Cap Value Fund	43,240,709	38,874,736

4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Shares sold	1,247,423	1,612,840	266,166	495,406
Shares repurchased	(1,219,639)	(1,871,283)	(496,700)	(1,441,807)
Distributions reinvested	11,847	227,140	168,968	816,854
Net increase (decrease)	39,631	(31,303)	(61,566)	(129,547)
Fund Shares:
Beginning of period	15,746,688	15,777,991	7,050,585	7,180,132
End of period	15,786,319	15,746,688	6,989,019	7,050,585
	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Shares sold	429,781	1,183,802	873,905	1,095,070
Shares repurchased	(974,901)	(1,160,096)	(594,881)	(998,357)
Distributions reinvested	69,377	186,379	525	241,561
Net increase (decrease)	(475,743)	210,085	279,549	338,274
Fund Shares:
Beginning of period	7,449,425	7,239,340	8,141,988	7,803,714
End of period	6,973,682	7,449,425	8,421,537	8,141,988

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Risks Related to COVID-19 Pandemic

Beginning in January 2020, global financial markets experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID-19. The extent of the impact from the COVID-19 outbreak on the financial performance of the Funds continues to depend on developments, including duration and spread of the outbreak, related advisories and restrictions, and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund's ability to achieve its investment objective. If the financial markets and/or the overall economy continue to be impacted for an extended period of time, the Funds' results of operations may be materially adversely affected.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2021, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona and Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.) each owned 5% or more of the Funds' shares. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of June 30, 2021, the ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. Of Arizona	Voya-Security Life of Denver
M International Equity Fund	39.7%	40.2%	6.4%	5.6%
M Large Cap Growth Fund	53.0%	30.9%	6.5%	1.5%
M Capital Appreciation Fund	49.5%	35.4%	1.7%	6.6%
M Large Cap Value Fund	52.6%	31.7%	4.7%	1.4%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Tax Information

As of June 30, 2021, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$183,921,041	$61,348,736	$(7,900,191)	$53,448,545
M Large Cap Growth Fund	126,396,269	141,122,380	(0)	141,122,380
M Capital Appreciation Fund	146,758,860	88,551,348	(4,978,616)	83,572,732
M Large Cap Value Fund	92,095,946	31,659,829	(927,110)	30,732,719

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and the Adviser, and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and Dimensional Fund Advisors ("DFA"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and Brandywine Global Investment Management ("Brandywine"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 12, 2021, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements with DFA, DSM and Frontier. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings). The Board was not asked to reapprove the sub-advisory agreement between MFIA and Brandywine with respect to the Large Cap Value Fund because that agreement is still within its initial two-year term.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund; (5) advisory fees, considering the services provided; the costs and expenses of the Adviser or each Sub-Adviser; fees throughout the industry; the level of profit realized by the Adviser or each Sub-Adviser under the Advisory Agreements; and any collateral or "fall-out" benefits to the Adviser, each Sub-Adviser, or a Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 12, 2021 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. Regarding the Adviser, the Board noted that the Adviser has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1995. As of December 31, 2020, the Adviser had approximately $758 million in assets under management, all of which were assets of the Corporation. The Adviser delegates the day-to-day investment of the Funds to the Sub-Advisers. The Adviser monitors the general business activity of the Sub-Advisers through a variety of quarterly and annual questionnaires and on-site compliance meetings and reports significant changes and developments to the Board at least quarterly. The Board noted that a complete description of the services provided by the Adviser and the experience of its officers was contained in its Form ADV, which was included in the Board Materials. It was noted that the Adviser's organizational chart is also included in the Board Materials. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that DFA was founded in 1981 and has managed the M International Equity Fund since December 12, 2018. As of December 31, 2020, DFA had approximately $600 billion of assets under management. The Board noted that DFA uses a team approach in all business aspects. In accordance with the team approach, DFA investment professionals make investment decisions based on guidelines, policies and procedures established by its investment committee. The Board concluded that DFA has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2020, DSM had approximately $9.7 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers. A complete description of the services provided by DSM and the experience of its professionals is contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that DSM has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since its inception in January 1996. Frontier had $13.7 billion in assets under management as of December 31, 2020. The Board noted that Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts and portfolio managers, and continues to provide high quality responsive service to MFIA's requests. A complete description of the services provided by Frontier and the experience of its professionals was contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that Frontier has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

2.   REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer ("CCO") and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2020. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.   THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted by example that Brandywine replaced AJO as a Sub-Adviser to the Large Cap Value Fund on May 1, 2020. The Board further noted MFIA's active approach to evaluating each sub-advisory relationship including meeting annually with each Sub-Adviser. The Board concluded that MFIA was appropriately managing each sub-advisory relationship.

The Board reviewed the investment performance of each Fund for the one-, three-, five- and 10-year periods ended December 31, 2020 and for the period from the inception of each Fund through December 31, 2020.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund while it has been managed by DFA. At December 31, 2020, the Fund lagged its benchmark, the MSCI AC World ex US Index, for the one-, three-, five-, and 10-year periods, but exceeded the benchmark for the "since inception" time period. For the three-, five-, and ten-year and "since inception" periods, the Fund was managed by other sub-advisers. The Board discussed the reasons for the underperformance of the Fund and concluded that it was satisfied with DFA's investment performance.

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund while it has been managed by DSM. The Fund lagged its benchmark, the Russell 1000 Growth Index, for the one-, three-, five-, and 10-year periods, but exceeded the benchmark from inception to December 31, 2020. The "since inception" investment performance provided included management by the Fund's previous sub-adviser, which was replaced largely due to poor investment performance. The Board noted that it believed DSM's investment performance was adequate.

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund lagged its benchmark, the Russell 2500 Index, for the one-, three-, five-, and ten-year periods ended December 31, 2020. The Fund exceeded its benchmark for the period beginning with the Fund's inception in 1996. The Board noted that Frontier's investment performance was satisfactory.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

4.   ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board reviewed information comparing the advisory fee of each Fund to the advisory fee charged to similar funds. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients while the majority of their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies.

M International Equity Fund

The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. It was noted that the Fund's total advisory fee is less than 56 and the same as four of the other 69 managers in the peer group. DFA proposed a new fee schedule pursuant to which it would receive 0.25% on the first $100 million of assets under management and 0.20% on amounts over $100 million, excluding assets invested in other DFA managed mutual funds. It was noted that DFA had also provided a fee waiver for the period March 1, 2021 through March 11, 2021 so that, in effect, the impact of the fee reduction was realized by the Fund as of March 1, 2021. The Board noted that no "fall-out" or collateral benefits to DFA, MFIA or the Corporation resulting from the sub-advisory relationship were reported. It was further noted that DFA does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that DFA's fees were fair and reasonable.

M Large Cap Growth Fund

The Board considered the advisory fees payable to DSM. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. The Board noted that based upon the Fund's assets, the management fee was 0.59%, which includes 0.15% payable to MFIA as an advisory fee and 0.44% payable to DSM as the Sub-Adviser. It was noted that the Fund's total advisory fee is less than 105 of the 172 other managers in the peer group and further noted that the sub-advisory fee DSM charges to the Fund is lower than its standard fee structure for separately-managed accounts in its large cap growth strategy. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" benefits to DSM, MFIA or the Corporation resulting from the sub-advisory relationship were reported; however, DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board considered the advisory fees payable to Frontier as well as the profitability to Frontier in managing the Fund. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other funds with similar strategies. It was noted that Frontier's sub-advisory fee is 0.73% of average daily net assets. It was further noted that the Fund's total advisory fee is higher than 44 of the other 52 funds in its peer group, but still falls within a reasonable range of its peers. Frontier manages approximately 17 separate accounts in the capital appreciation

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

strategy, and all but five pay the same fee that the Fund pays. The Board noted that no "fall-out" benefits to Frontier, MFIA or the Corporation resulting from the sub-advisory relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M International Equity Fund, M Large Cap Growth Fund and M Capital Appreciation Fund to DFA, DSM and Frontier, respectively, decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board concluded that these economies of scale benefit shareholders.

6.   THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board reviewed information comparing the total annual operating expenses of each Fund to the total annual operating expenses of similar funds.

The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees and extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's average daily net assets. The Board noted that the Adviser reimbursed $75,506 in 2020, $51,182 related to the M International Equity Fund and $24,324 related to the Large Cap Value Fund. The Board concluded that the Corporation's operating expenses were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's CCO reviews each Sub-Adviser's written policies and procedures for fair-trading and best execution at least annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information. The Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M International Equity Fund

The Board noted that DFA selects brokers based on a number of stated criteria and that all brokers used by DFA must be approved in accordance with DFA's policies and procedures. Brokers are reviewed and approved by DFA at least annually by its investment committee. The Board noted that DFA does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with DFA's policies and procedures for broker selection and execution.

M Large Cap Growth Fund

The Board considered brokerage arrangements by DSM on behalf of the Fund. It was noted that additional information regarding DSM's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding DSM's 2020 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

M Capital Appreciation Fund

The Board considered brokerage arrangements by Frontier on behalf of the Fund. It was noted that additional detailed information regarding Frontier's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding Frontier's 2020 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

CONCLUSIONS

The Board noted that no single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, and based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded that it was fair and reasonable and in the best interests of the Funds to continue the investment advisory agreement with MFIA and the sub-advisory agreements with DFA, DSM and Frontier.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Portfolio Holdings Disclosure

Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund's fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Funds' fiscal quarter. You can find SEC filings on the SEC's website, www.sec.gov. Each Fund will also make the quarterly holdings reports available on the Corporation's website at www.mfin.com. Once you reach the website, click on the M Funds link at the bottom of the web page. Then, click on the "Quarterly Holding Report" link.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Corporation toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2021 to June 30, 2021)
M International Equity Fund
Actual	$1,000.00	$1,114.10	0.57%	$2.99
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.57%	2.86
M Large Cap Growth Fund
Actual	1,000.00	1,165.50	0.75%	4.03
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.75%	3.76
M Capital Appreciation Fund
Actual	1,000.00	1,143.40	1.02%	5.42
Hypothetical (5% return before expenses)	1,000.00	1,019.70	1.02%	5.11
M Large Cap Value Fund
Actual	1,000.00	1,218.90	0.64%	3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.64%	3.21

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days). In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A schedule of investments is contained in the Registrant’s semi-annual report, which is attached to this report in response to Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 13(a)(2).

(a)(3)      Not applicable to this filing.

(a)(4)      Not applicable.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 13(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy
President/Principal Executive Officer

Date:	August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bridget McNamara-Fenesy
Bridget McNamara-Fenesy
President/Principal Executive Officer

Date:	August 27, 2021

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial
and Accounting Officer

Date:	August 27, 2021